UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706

Templeton Income Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954)527-7500

Date of fiscal year end: 12/31

Date of reporting period: 6/30/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton
International Bond
Fund
A Series of Templeton Income Trust
June 30, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
The six months ended June 30, 2022, were characterized by
challenges to the global economy in the form of the lingering economic impacts of COVID-19 and the start of Russia’s
war on Ukraine. Global economies faced commodity price
inflation, tightening financial conditions, weakening global growth, and supply chain disruptions in China. Risk assets
faced strong headwinds, and central bankers across many
countries faced the difficult choice of supporting growth or controlling rising price pressures. Sovereign bond yields rose across much of the world following higher headline inflation data and central bank policy rate hikes, and the U.S. dollar strengthened. Simultaneously, the Russia-Ukraine war
disrupted the flow of energy, food, commodities and goods,
particularly throughout Europe, while increasing both broad
geopolitical instability and the social and economic strains of refugee flight. We expect broader economic strains as
a fallout from the war. Emerging market countries that are
net importers of food and energy will be more vulnerable to
trade shocks and political turmoil stemming from elevated
commodity prices. Despite the challenging macroeconomic
environment, divergences among countries offer
opportunities for outperformance in duration, local-currency sovereign bonds and currencies, and we remain committed
to pursuing our investment objectives.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton International Bond Fund’s semiannual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Michael Hasenstab, Ph.D.
Executive Vice President,
Chief Investment Officer of Templeton Global Macro
This letter reflects our analysis and opinions as of June 30,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Templeton International Bond Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 17
Notes to Financial Statements 21
Shareholder Information 33
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Templeton International Bond Fund
This semiannual report for Templeton International Bond
Fund covers the period ended June 30, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks current income with capital appreciation
and growth of income. Under normal market conditions,
the Fund invests at least 80% of its net assets in bonds.
For purposes of the Fund’s 80% policy, bonds include
derivative instruments or other investments that have
economic characteristics similar to bonds. Bonds include
debt obligations of any maturity, such as bonds, notes, bills and debentures. The Fund invests predominantly in bonds
issued by governments, government-related entities and
government agencies located outside of the U.S.
*Includes foreign government and agency securities, money market funds and other net assets (including derivatives).
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a -7.07% cumulative total return. In comparison, the
Fund’s benchmark, the FTSE Non-USD World Government
Bond Index (WGBI), which measures performance of
investment-grade, non-U.S. world government bond
markets, posted a cumulative total return of -18.74% in U.S.
dollar terms for the same period.
1
You can find more of the
Fund’s performance data in the Performance Summary
beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Economic and Market Overview
The six-month period ended June 30, 2022, was
characterized by challenges to the global economy in the
form of the lingering economic impact of COVID-19, the
start of Russia’s war on Ukraine, commodity-price inflation, rising global interest rates, weakening global gross domestic product growth, and supply chain disruptions. Risk assets
faced strong headwinds resulting from tighter financial
conditions.
Sovereign bond yields rose across most of the world as
many major central banks embarked on policy rate hikes to
curb inflation. Inflation reached multi-decade highs during
the period, with added supply-side pressures coming
from disruptions to the flow of energy, food, commodities
and goods due to the war in Ukraine and the West’s
economic isolation of Russia. Supply chain disruptions were
compounded by China’s implementation of its zero-COVID
policy.
Simultaneously, global economic growth was projected to
decelerate, driven by the disruption of economic activity
and trade following Russia’s invasion of Ukraine, including
a reduction in Russia’s exports of natural gas to Germany,
the economic strains of refugee flight in Europe, volatile
and elevated commodity prices, continued supply chain
disruptions, the effect of COVID-19-related lockdowns in
China, and the reduction of policy support post-COVID-19.
The combination of above-average inflation and below-
average growth raised the spectre of stagflation reminiscent of the 1970s and created a policy dilemma for many central
bankers.
Over the period, developed market sovereign bond yields
trended higher concurrently with falling equity prices and
strength in the U.S. dollar. On the monetary front, the first half of 2022 marked the end of pandemic-era monetary
accommodation by the U.S. Federal Reserve.
Investment Strategy
We invest selectively in non-U.S. bonds around the world
based upon our assessment of changing market, political
and economic conditions. While seeking opportunities, we
Portfolio Composition
6/30/22
% of Total Net
Assets
Foreign Government and Agency Securities 67.2%
Short-Term Investments & Other Net Assets* 32.8%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

Templeton International Bond Fund

franklintempleton.com
Semiannual Report
monitor various factors including changes in interest rates, currency exchange rates and credit risks. For purposes of
pursuing its investment goals, the Fund regularly enters into various currency-related transactions involving derivative
instruments, principally currency and cross currency
forwards, but it may also use currency and currency index
futures contracts and currency options. The Fund may also
enter into various other transactions involving derivatives, including interest-rate/bond futures and swap agreements
(which may include interest rate and credit default swaps).
Manager’s Discussion
In bonds, we continued to maintain low portfolio duration,
while aiming at a high overall portfolio yield by holding
compelling risk-adjusted yields in various local-currency
bond markets, specifically in countries with resilient
economies and strong trade dynamics. We were significantly
underweight developed market duration in the euro area,
with a preference for the higher yields available in select
emerging market local-currency bonds, notably including
Indonesia, India, Thailand, Brazil, and Colombia.
At the beginning of the period, the Fund was overweight
in specific currencies against the U.S. dollar (USD) and
the euro. In Asia, we held notable exposures to the South
Korean won, the Chinese yuan, the Indonesian rupiah, the
Indian rupee and the Singapore dollar, while holding an
underweight in the Japanese yen. We closed our exposure
to the Japanese yen in March 2022, thereby going further
underweight, primarily due to expected depreciation
pressures on the currency from widening rate differentials
with the U.S. In April, we exited our underweight position
in the Australian dollar, which had been used to hedge
against emerging market beta risks, as we anticipated rising commodity prices to boost Australia’s terms of trade and
support its currency. In EMEA (Europe, Middle East and
Africa), the Fund held overweight positions in the Norwegian krone, the Swedish krona and the British pound against the
euro. We added a position in the British pound against the
euro in April due to expected monetary policy divergences
between the Bank of England and the European Central
Bank. In the Americas, we held long exposures to the
Brazilian real and the Colombian peso against the USD,
and long exposure to the Canadian dollar against the euro.
During the period, we used currency forwards and currency
options to actively manage currency exposures.
During the period, the Fund’s negative absolute performance
was primarily due to currency positions, followed by interest-
rate strategies. Sovereign credit exposures had a neutral
effect. Among currencies, positions in the South Korean
won, Ghanaian cedi, Argentine peso, Chinese yuan,
Indonesian rupiah and Indian rupee detracted from absolute
performance. However, the Fund’s position in the Brazilian
real contributed to absolute results. Its position in the
Canadian dollar against the euro also contributed to absolute performance, as did its net-negative exposure to the euro.
The Fund maintained a defensive approach regarding
interest rates in developed markets, while holding duration
exposures in select emerging markets. The Fund’s duration
exposure in South Korea detracted from absolute results,
while its duration exposure in Argentina contributed.
On a relative basis, the Fund’s performance fared better
than that of its benchmark index primarily due to interest-rate strategies, followed by currency positions. Sovereign credit exposures had a largely neutral effect on relative results.
Underweighted duration exposures in the U.K. and Japan
contributed to relative performance, as did lack of duration exposures in the euro area and overweighted duration
exposure in Argentina. However, overweighted duration
exposure in South Korea detracted from relative results.
Among currencies, the Fund’s underweighted positions in
the Japanese yen and euro contributed to relative results,
as did its overweighted position in the Brazilian real.
However, its overweighted positions in the South Korean
won, Ghanaian cedi, Argentine peso and Indonesian rupiah
detracted from relative return.
Thank you for your continued participation in Templeton
International Bond Fund. We look forward to serving your
future investment needs.
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho, Ph.D.
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
Geographic Composition
6/30/22
% of Total
Net Assets
Asia 39.8%
Latin America & Caribbean 18.7%
Australia & New Zealand 4.3%
Middle East & Africa 3.0%
Europe 1.4%
Short-Term Investments & Other Net Assets 32.8%

Templeton International Bond Fund

franklintempleton.com
Semiannual Report
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2022
Templeton International Bond Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -7.07% -10.57%
1-Year -10.45% -13.86%
5-Year -15.86% -4.13%
10-Year -8.15% -1.23%
Advisor
6-Month -6.96% -6.96%
1-Year -10.33% -10.33%
5-Year -14.88% -3.17%
10-Year -5.83% -0.60%
See page 7 for Performance Summary footnotes.

Templeton International Bond Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Foreign securities involve special risks, including currency fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in emerging markets involve heightened risks related to the same factors. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Investments in lower rated bonds include higher risk of default and loss of principal. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline.
Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction contractually guaranteed through 4/30/23. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–6/30/22)
Share Class
Net Investment
Income
A $0.2021
C $0.1857
R $0.1927
R6 $0.2177
Advisor $0.2118
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.01% 1.39%
Advisor 0.76% 1.01%

Your Fund’s Expenses
Templeton International Bond Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $929.30 $4.00 $1,020.65 $4.19 0.84%
C $1,000 $927.60 $5.93 $1,018.64 $6.21 1.24%
R $1,000 $928.20 $5.21 $1,019.39 $5.46 1.09%
R6 $1,000 $931.10 $2.87 $1,021.82 $3.01 0.60%
Advisor $1,000 $930.40 $2.82 $1,021.87 $2.96 0.59%

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.17 $9.01 $9.77 $10.14 $10.57 $10.61
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.23 0.20 0.42 0.40 0.42
Net realized and unrealized gains (losses) (0.74) (0.82) (0.75) (0.23) (0.22) (0.18)
Total from investment operations ........ (0.57) (0.59) (0.55) 0.19 0.18 0.24
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.20) — (—)
c
(0.56) (0.59) (0.28)
Net realized gains ................. — — — — (0.01) —
Tax return of capital ................ — (0.25) (0.21) — (0.01) —
Total distributions ................... (0.20) (0.25) (0.21) (0.56) (0.61) (0.28)
Net asset value, end of period .......... $7.40 $8.17 $9.01 $9.77 $10.14 $10.57
Total return
d
....................... (7.07)% (6.65)% (5.66)% 1.86% 1.82% 2.25%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.78% 1.37% 1.21% 1.20% 1.26% 1.44%
Expenses net of waiver and payments by
affiliates .......................... 0.87% 0.99% 1.00% 1.00% 0.99% 0.99%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.84% 0.99%
f
0.99% 0.98% 0.98% 0.99%
f
Net investment income ............... 4.40% 2.69% 2.12% 4.18% 3.93% 3.87%
Supplemental data
Net assets, end of period (000’s) ........ $14,514 $17,129 $22,455 $39,532 $38,856 $71,262
Portfolio turnover rate ................ 5.39% 60.68% 86.26% 24.26% 43.13% 88.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.19 $9.02 $9.78 $10.16 $10.58 $10.62
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.19 0.16 0.39 0.36 0.38
Net realized and unrealized gains (losses) (0.74) (0.81) (0.75) (0.25) (0.21) (0.18)
Total from investment operations ........ (0.58) (0.62) (0.59) 0.14 0.15 0.20
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.19) — (—)
c
(0.52) (0.55) (0.24)
Net realized gains ................. — — — — (0.01) —
Tax return of capital ................ — (0.21) (0.17) — (0.01) —
Total distributions ................... (0.19) (0.21) (0.17) (0.52) (0.57) (0.24)
Net asset value, end of period .......... $7.42 $8.19 $9.02 $9.78 $10.16 $10.58
Total return
d
....................... (7.24)% (6.96)% (6.03)% 1.35% 1.52% 1.84%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 2.19% 1.71% 1.61% 1.60% 1.66% 1.84%
Expenses net of waiver and payments by
affiliates .......................... 1.27% 1.39% 1.40% 1.40% 1.39% 1.39%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.24% 1.39%
f
1.39% 1.38% 1.38% 1.39%
f
Net investment income ............... 3.98% 2.22% 1.70% 3.78% 3.53% 3.47%
Supplemental data
Net assets, end of period (000’s) ........ $1,042 $1,365 $3,541 $6,694 $8,654 $9,733
Portfolio turnover rate ................ 5.39% 60.68% 86.26% 24.26% 43.13% 88.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.17 $9.01 $9.76 $10.14 $10.56 $10.61
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.21 0.17 0.41 0.39 0.40
Net realized and unrealized gains (losses) (0.75) (0.82) (0.73) (0.25) (0.22) (0.19)
Total from investment operations ........ (0.58) (0.61) (0.56) 0.16 0.17 0.21
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.19) — (—)
c
(0.54) (0.57) (0.26)
Net realized gains ................. — — — — (0.01) —
Tax return of capital ................ — (0.23) (0.19) — (0.01) —
Total distributions ................... (0.19) (0.23) (0.19) (0.54) (0.59) (0.26)
Net asset value, end of period .......... $7.40 $8.17 $9.01 $9.76 $10.14 $10.56
Total return
d
....................... (7.18)% (6.90)% (5.83)% 1.52% 1.67% 1.92%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 2.04% 1.63% 1.46% 1.45% 1.51% 1.69%
Expenses net of waiver and payments by
affiliates .......................... 1.12% 1.24% 1.25% 1.25% 1.24% 1.24%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.09% 1.24%
f
1.24% 1.23% 1.23% 1.24%
f
Net investment income ............... 4.19% 2.41% 1.82% 3.93% 3.68% 3.62%
Supplemental data
Net assets, end of period (000’s) ........ $109 $107 $138 $254 $300 $286
Portfolio turnover rate ................ 5.39% 60.68% 86.26% 24.26% 43.13% 88.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
Year Ended
December 31,
2017
a
2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.17 $9.01 $9.77 $10.15 $10.57 $10.78
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.22 0.19 0.45 0.45 0.18
Net realized and unrealized gains (losses) (0.73) (0.78) (0.70) (0.23) (0.22) (0.24)
Total from investment operations ........ (0.55) (0.56) (0.51) 0.22 0.23 (0.06)
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.22) — (—)
d
(0.60) (0.63) (0.15)
Net realized gains ................. — — — — (0.01) —
Tax return of capital ................ — (0.28) (0.25) — (0.01) —
Total distributions ................... (0.22) (0.28) (0.25) (0.60) (0.65) (0.15)
Net asset value, end of period .......... $7.40 $8.17 $9.01 $9.77 $10.15 $10.57
Total return
e
....................... (6.89)% (6.29)% (5.29)% 2.14% 2.28% (0.61)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.73% 0.94% 0.80% 1.24% 1.09% 0.99%
Expenses net of waiver and payments by
affiliates .......................... 0.63% 0.60% 0.61% 0.62% 0.66% 0.68%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.60% 0.60%
g
0.60% 0.60% 0.65% 0.68%
g
Net investment income ............... 4.62% 2.55% 2.14% 4.56% 4.26% 4.39%
Supplemental data
Net assets, end of period (000’s) ........ $6,532 $8,242 $47,663 $3,878 $904 $414
Portfolio turnover rate ................ 5.39% 60.68% 86.26% 24.26% 43.13% 88.62%
a
For the period August 1, 2017 (effective date) to December 31, 2017.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.17 $9.02 $9.78 $10.15 $10.58 $10.62
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.25 0.21 0.45 0.44 0.45
Net realized and unrealized gains (losses) (0.73) (0.83) (0.73) (0.23) (0.23) (0.18)
Total from investment operations ........ (0.55) (0.58) (0.52) 0.22 0.21 0.27
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.21) — (—)
c
(0.59) (0.62) (0.31)
Net realized gains ................. — — — — (0.01) —
Tax return of capital ................ — (0.27) (0.24) — (0.01) —
Total distributions ................... (0.21) (0.27) (0.24) (0.59) (0.64) (0.31)
Net asset value, end of period .......... $7.41 $8.17 $9.02 $9.78 $10.15 $10.58
Total return
d
....................... (6.96)% (6.52)% (5.41)% 2.12% 2.07% 2.51%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.53% 0.99% 0.96% 0.95% 1.01% 1.19%
Expenses net of waiver and payments by
affiliates .......................... 0.62% 0.74% 0.75% 0.75% 0.74% 0.74%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.59% 0.74%
f
0.74% 0.73% 0.73% 0.74%
f
Net investment income ............... 4.65% 2.88% 2.30% 4.43% 4.18% 4.12%
Supplemental data
Net assets, end of period (000’s) ........ $18,741 $24,744 $284,611 $393,873 $346,303 $276,074
Portfolio turnover rate ................ 5.39% 60.68% 86.26% 24.26% 43.13% 88.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Schedule of Investments (unaudited), June 30, 2022
Templeton International Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 67.2%
Argentina 3.0%
a
Argentina BONCER ,
Index Linked, 1.4%, 3/25/23 ....... 178,451,457 ARS $ 667,312
Index Linked, 1.5%, 3/25/24 ....... 184,090,753 ARS 578,052
1,245,364
Australia 4.3%
b
Australia Government Bond, Reg S,
5.75%, 7/15/22 ................ 2,545,000 AUD 1,759,314
Brazil 10.2%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 21,060,000 BRL 3,664,482
10%, 1/01/29 .................. 2,040,000 BRL 342,815
10%, 1/01/31 .................. 940,000 BRL 153,774
4,161,071
Colombia 5.5%
Colombia Titulos de Tesoreria ,
B, 6.25%, 11/26/25 .............. 100,000,000 COP 21,167
B, 7.5%, 8/26/26 ............... 9,729,000,000 COP 2,094,516
B, 5.75%, 11/03/27 .............. 68,000,000 COP 12,974
B, 7.75%, 9/18/30 .............. 212,000,000 COP 41,527
B, 7%, 6/30/32 ................. 528,000,000 COP 94,414
2,264,598
Ghana 3.0%
Ghana Government Bond ,
18.25%, 7/25/22 ................ 50,000 GHS 6,237
20.75%, 1/16/23 ................ 50,000 GHS 6,083
19%, 9/18/23 .................. 50,000 GHS 5,684
19.25%, 11/27/23 ............... 280,000 GHS 31,456
21.7%, 3/17/25 ................ 2,980,000 GHS 319,223
19.25%, 6/23/25 ................ 3,560,000 GHS 355,952
Senior Note, 18.3%, 3/02/26 ...... 5,530,000 GHS 515,078
1,239,713
India 4.4%
India Government Bond ,
8.2%, 9/24/25 ................. 104,400,000 INR 1,364,478
7.27%, 4/08/26 ................ 33,000,000 INR 419,411
1,783,889
Indonesia 9.0%
Indonesia Government Bond ,
FR81, 6.5%, 6/15/25 ............ 20,264,000,000 IDR 1,396,274
FR86, 5.5%, 4/15/26 ............ 34,800,000,000 IDR 2,295,083
3,691,357
Singapore 2.0%
Singapore Government Bond, 2.375%,
6/01/25 ...................... 1,157,000 SGD 824,514
South Korea 21.3%
Korea Treasury Bond, 1.875%, 6/10/26 11,957,220,000 KRW 8,710,899

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Thailand 3.1%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 19,320,000 THB $ 534,802
1%, 6/17/27 ................... 14,770,000 THB 390,075
Senior Note, 0.66%, 11/22/23 ...... 12,470,000 THB 349,744
1,274,621
United Kingdom 1.4%
b
United Kingdom Gilt, Reg S, 0.125%,
1/31/23 ...................... 458,000 GBP 552,707
Total Foreign Government and Agency Securities (Cost $32,896,041) ..............
27,508,047
Short Term Investments 32.2%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 3.1%
United Kingdom 3.1%
c
United Kingdom Treasury Bills ,
7/11/22 ...................... 280,000 GBP 340,681
7/25/22 ...................... 150,000 GBP 182,435
8/01/22 ...................... 240,000 GBP 291,838
10/24/22 ..................... 356,000 GBP 431,178
1,246,132
Total Foreign Government and Agency Securities (Cost $1,327,714) ...............
1,246,132
Shares
Money Market Funds 29.1%
United States 29.1%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ......... 11,929,875 11,929,875
Total Money Market Funds (Cost $11,929,875) ..................................
11,929,875
a a a a a
Total Short Term Investments (Cost $13,257,589 ) ................................
13,176,007
a a a
Total Investments (Cost $46,153,630) 99.4% ....................................
$40,684,054
Other Assets, less Liabilities 0.6% .............................................
252,043
Net Assets 100.0% ...........................................................
$40,936,097
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Redemption price at maturity is adjusted for inflation. See Note 1(f).
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $2,312,021, representing 5.6% of net assets.
c
The security was issued on a discount basis with no stated coupon rate.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
At June 30, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
See Note 11 regarding other derivative information.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 53,040,300 692,324 7/11/22 $ — $ (21,026)
Indian Rupee ...... HSBK Sell 53,040,300 676,448 7/11/22 5,150 —
Chinese Yuan ...... CITI Buy 1,423,140 220,820 7/12/22 — (8,196)
Chinese Yuan ...... HSBK Buy 20,781,470 3,232,608 7/18/22 — (128,020)
Euro ............. DBAB Sell 1,457,625 14,653,500 SEK 7/19/22 — (95,828)
Japanese Yen ...... CITI Buy 545,052,000 4,814,671 7/20/22 — (794,512)
Japanese Yen ...... CITI Sell 545,052,000 4,691,809 7/20/22 671,650 —
South Korean Won .. CITI Buy 110,000,000 89,726 7/21/22 — (4,361)
Euro ............. CITI Buy 3,275,000 3,581,900 7/26/22 — (145,133)
Euro ............. CITI Sell 3,275,000 3,835,811 7/26/22 399,044 —
Chilean Peso ...... GSCO Buy 260,850,000 302,593 7/29/22 — (19,677)
Canadian Dollar .... BOFA Sell 1,640,000 1,137,958 EUR 8/02/22 — (79,253)
Canadian Dollar .... HSBK Sell 1,871,500 1,298,656 EUR 8/02/22 — (90,371)
Euro ............. BOFA Sell 3,417,075 4,951,000 CAD 8/02/22 258,478 —
Euro ............. HSBK Sell 1,293,620 1,871,500 CAD 8/02/22 95,658 —
Euro ............. HSBK Sell 307,834 444,832 CAD 8/03/22 22,340 —
Chilean Peso ...... GSCO Buy 459,371,617 547,327 8/08/22 — (50,145)
Euro ............. DBAB Sell 706,019 7,405,998 SEK 8/17/22 — (16,947)
Chilean Peso ...... GSCO Buy 257,672,455 297,200 8/19/22 — (19,025)
Chinese Yuan ...... JPHQ Buy 14,438,800 2,258,116 8/22/22 — (101,781)
Euro ............. DBAB Sell 759,483 7,541,500 NOK 9/15/22 913 (34,049)
Euro ............. JPHQ Sell 1,270,965 12,640,000 NOK 9/19/22 — (53,733)
Australian Dollar .... CITI Buy 370,000 255,463 9/21/22 96 —
Australian Dollar .... CITI Sell 2,914,000 2,114,873 9/21/22 102,171 —
Chinese Yuan ...... BOFA Buy 3,535,710 525,834 9/21/22 2,135 —
Euro ............. CITI Sell 1,345,100 14,183,000 NOK 9/21/22 24,938 —
New Zealand Dollar . CITI Buy 1,670,000 1,136,422 9/21/22 — (94,472)
Singapore Dollar .... CITI Buy 3,100,000 2,225,812 9/21/22 6,662 —
Singapore Dollar .... CITI Sell 1,000,000 719,854 9/21/22 — (299)
Chilean Peso ...... GSCO Buy 182,060,000 219,418 10/11/22 — (25,019)
Indian Rupee ...... CITI Buy 23,960,600 310,049 10/11/22 — (9,397)
Indian Rupee ...... CITI Sell 18,060,000 228,926 10/11/22 2,314 —
Indian Rupee ...... JPHQ Buy 58,526,500 760,727 10/11/22 — (26,351)
Euro ............. DBAB Sell 1,521,453 15,880,400 SEK 10/12/22 — (46,978)
Indian Rupee ...... CITI Buy 52,990,400 688,366 10/12/22 — (23,517)
Euro ............. BZWS Sell 433,000 474,330 10/25/22 16,657 —
Euro ............. DBAB Sell 567,000 620,294 10/25/22 20,987 —
Chilean Peso ...... JPHQ Buy 182,999,365 220,800 10/26/22 — (25,914)
Euro ............. DBAB Sell 570,000 628,139 1/25/23 20,850 —
Euro ............. BZWS Sell 203,000 225,471 4/25/23 7,789 —
Total Forward Exchange Contracts ................................................... $1,657,832 $(1,914,004)
Net unrealized appreciation (depreciation) ............................................ $(256,172)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 32 .

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
Templeton
International
Bond Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $34,223,755
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 11,929,875
Value - Unaffiliated issuers .................................................................. $28,754,179
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 11,929,875
Restricted cash for OTC derivative contracts (Note 1d) ............................................... 310,000
Foreign currency, at value (cost $55,612) ......................................................... 55,095
Receivables:
Capital shares sold ........................................................................ 5,058
Interest ................................................................................. 628,580
Foreign tax refund ......................................................................... 1,565
Deposits with brokers for:
OTC derivative contracts .................................................................. 140,000
Unrealized appreciation on OTC forward exchange contracts .......................................... 1,657,832
Total assets .......................................................................... 43,482,184
Liabilities:
Payables:
Capital shares redeemed ................................................................... 16,415
Management fees ......................................................................... 25,714
Distribution fees .......................................................................... 3,682
Transfer agent fees ........................................................................ 43,601
Trustees' fees and expenses ................................................................. 6,314
Deposits from brokers for:
OTC derivative contracts .................................................................. 310,000
Unrealized depreciation on OTC forward exchange contracts .......................................... 1,914,004
Accrued expenses and other liabilities ........................................................... 226,357
Total liabilities ......................................................................... 2,546,087
Net assets, at value ................................................................. $40,936,097
Net assets consist of:
Paid-in capital ............................................................................. $95,712,926
Total distributable earnings (losses) ............................................................. (54,776,829)
Net assets, at value ................................................................. $40,936,097

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
Templeton
International
Bond Fund
Class A:
Net assets, at value ....................................................................... $14,513,551
Shares outstanding ........................................................................ 1,960,770
Net asset value per share
a
.................................................................. $7.40
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $7.69
Class C:
Net assets, at value ....................................................................... $1,041,858
Shares outstanding ........................................................................ 140,391
Net asset value and maximum offering price per share
a
............................................. $7.42
Class R:
Net assets, at value ....................................................................... $108,641
Shares outstanding ........................................................................ 14,689
Net asset value and maximum offering price per share ............................................. $7.40
Class R6:
Net assets, at value ....................................................................... $6,531,541
Shares outstanding ........................................................................ 882,895
Net asset value and maximum offering price per share ............................................. $7.40
Advisor Class:
Net assets, at value ....................................................................... $18,740,506
Shares outstanding ........................................................................ 2,530,139
Net asset value and maximum offering price per share ............................................. $7.41
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
Templeton
International
Bond Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $11,461
Interest: (net of foreign taxes of $29,067)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 409,063
Paid in cash
a
........................................................................... 847,088
Total investment income ................................................................... 1,267,612
Expenses:
Management fees (Note 3 a ) ................................................................... 169,590
Distribution fees: (Note 3c )
    Class A ................................................................................ 19,731
    Class C ................................................................................ 3,883
    Class R ................................................................................ 272
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,586
    Class C ................................................................................ 119
    Class R ................................................................................ 10
    Class R6 ............................................................................... 7,921
    Advisor Class ............................................................................ 2,401
Custodian fees (Note 4 ) ...................................................................... 44,758
Reports to shareholders fees .................................................................. 23,561
Registration and filing fees .................................................................... 38,392
Professional fees ........................................................................... 48,716
Trustees' fees and expenses .................................................................. 12,344
Other .................................................................................... 29,827
Total expenses ......................................................................... 403,111
Expense reductions (Note 4 ) ............................................................... (7,417)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (228,467)
Net expenses ......................................................................... 167,227
Net investment income ................................................................ 1,100,385
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $40)
Unaffiliated issuers ...................................................................... (231,360)
Foreign currency transactions ................................................................ (60,278)
Forward exchange contracts ................................................................. 1,258,167
Net realized gain (loss) .................................................................. 966,529
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (3,765,041)
Translation of other assets and liabilities denominated in foreign currencies .............................. (25,500)
Forward exchange contracts ................................................................. (1,616,567)
Change in deferred taxes on unrealized appreciation ............................................... 10,002
Net change in unrealized appreciation (depreciation) ............................................ (5,397,106)
Net realized and unrealized gain (loss) ............................................................ (4,430,577)
Net increase (decrease) in net assets resulting from operations .......................................... $(3,330,192)
a
Includes amortization of premium and accretion of discount.

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
Templeton International Bond Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,100,385 $8,246,569
Net realized gain (loss) ................................................. 966,529 (50,654,210)
Net change in unrealized appreciation (depreciation) ........................... (5,397,106) 23,754,743
Net increase (decrease) in net assets resulting from operations ................ (3,330,192) (18,652,898)
Distributions to shareholders:
Class A ............................................................. (406,028) —
Class C ............................................................. (27,422) —
Class R ............................................................. (2,686) —
Class R6 ............................................................ (204,487) —
Advisor Class ........................................................ (616,098) —
Distributions to shareholders from tax return of capital:
Class A ............................................................. — (578,991)
Class C ............................................................. — (61,065)
Class R ............................................................. — (2,897)
Class R6 ............................................................ — (540,507)
Advisor Class ........................................................ — (8,663,500)
Total distributions to shareholders .......................................... (1,256,721) (9,846,960)
Capital share transactions: (Note 2 )
Class A ............................................................. (1,084,117) (3,379,488)
Class C ............................................................. (210,299) (1,935,439)
Class R ............................................................. 12,341 (19,647)
Class R6 ............................................................ (996,460) (37,414,170)
Advisor Class ........................................................ (3,785,695) (235,572,264)
Total capital share transactions ............................................ (6,064,230) (278,321,008)
Net increase (decrease) in net assets ................................... (10,651,143) (306,820,866)
Net assets:
Beginning of period ..................................................... 51,587,240 358,408,106
End of period .......................................................... $40,936,097 $51,587,240

Templeton Income Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Templeton International Bond Fund
1. Organization and Significant Accounting Policies
Templeton Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds, and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
International Bond Fund (Fund) is included in this report.
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton International Bond Fund
(continued)
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
23
franklintempleton.com
Semiannual Report
Templeton International Bond Fund
(continued)
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 11 regarding other derivative information.
d. Restricted Cash
At June 30, 2022, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s custodian and is reflected in the Statement of Assets and Liabilities.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statement of Operations.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
24
franklintempleton.com
Semiannual Report
Templeton International Bond Fund
(continued)
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 73,939 $592,716 563,671 $4,822,417
Shares issued in reinvestment of distributions .......... 49,166 386,747 64,142 551,459
Shares redeemed ............................... (258,424) (2,063,580) (1,023,797) (8,753,364)
Net increase (decrease) .......................... (135,319) $(1,084,117) (395,984) $(3,379,488)
Class C Shares:
Shares sold ................................... 8,554 $69,488 21,151 $179,863
Shares issued in reinvestment of distributions .......... 3,274 25,823 6,686 57,886
Shares redeemed
a
.............................. (38,043) (305,610) (253,705) (2,173,188)
Net increase (decrease) .......................... (26,215) $(210,299) (225,868) $(1,935,439)
Class R Shares:
Shares sold ................................... 1,378 $10,980 2,803 $24,024
Shares issued in reinvestment of distributions .......... 342 2,686 337 2,897
Shares redeemed ............................... (163) (1,325) (5,359) (46,568)
Net increase (decrease) .......................... 1,557 $12,341 (2,219) $(19,647)
Class R6 Shares:
Shares sold ................................... 45,689 $367,725 1,393,741 $11,826,154
Shares issued in reinvestment of distributions .......... 25,529 200,963 61,097 533,936
Shares redeemed ............................... (196,885) (1,565,148) (5,734,293) (49,774,260)
Net increase (decrease) .......................... (125,667) $(996,460) (4,279,455) $(37,414,170)
Advisor Class Shares:
Shares sold ................................... 1,082,970 $8,584,080 5,047,083 $43,716,266
Shares issued in reinvestment of distributions .......... 73,860 581,339 996,551 8,574,865
Shares redeemed ............................... (1,654,814) (12,951,114) (34,571,498) (287,863,395)
Net increase (decrease) .......................... (497,984) $(3,785,695) (28,527,864) $(235,572,264)
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
25
franklintempleton.com
Semiannual Report
Templeton International Bond Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective investment management fee rate was 0.700% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.700% Up to and including $200 million
0.650% Over $200 million, up to and including $1.3 billion
0.600% In excess of $1.3 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%

Templeton Income Trust
Notes to Financial Statements (unaudited)
26
franklintempleton.com
Semiannual Report
Templeton International Bond Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2022, the Fund paid transfer agent fees of $12,307, which were retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.74% and for Class R6 do not exceed 0.60% based on the average net assets of each class until April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $169
CDSC retained .............................................................................. $76
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton International Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $ 14,191,046 $ 12,687,223 $ (14,948,394) $ — $ — $ 11,929,875 11,929,875 $ 11,461
Total Affiliated Securities ... $14,191,046 $12,687,223 $(14,948,394) $— $— $11,929,875 $11,461
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
27
franklintempleton.com
Semiannual Report
Templeton International Bond Fund
(continued)
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2023.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2021, the Fund deferred late-year ordinary losses of $26,980,468.
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, foreign capital gains tax, bond discounts and premiums and inflation related adjustments on foreign securities.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, aggregated
$1,589,416 and $4,333,248, respectively.
7. Credit Risk
At June 30, 2022, the Fund had 16.4% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $4,246,977
Long term ................................................................................ 17,873,543
Total capital loss carryforwards ............................................................... $22,120,520
Cost of investments .......................................................................... $46,996,554
Unrealized appreciation ........................................................................ $2,557,109
Unrealized depreciation ........................................................................ (9,125,780)
Net unrealized appreciation (depreciation) .......................................................... $(6,568,671)
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
28
franklintempleton.com
Semiannual Report
Templeton International Bond Fund
(continued)
8. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At June 30, 2022, the Fund had 3.1% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in
Argentina could continue to affect the value of the Fund's holdings.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Other Derivative Information
At June 30, 2022, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton International Bond Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 1,657,832 Unrealized depreciation on OTC
forward exchange contracts
$ 1,914,004
Total .................... $1,657,832 $1,914,004

Templeton Income Trust
Notes to Financial Statements (unaudited)
29
franklintempleton.com
Semiannual Report
Templeton International Bond Fund
(continued)
For the period ended June 30, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2022, the average month end contract value of forward exchange contracts was $140,798,719.
At June 30, 2022, the Fund's OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton International Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $1,258,167 Forward exchange contracts $(1,616,567)
Total ....................... $1,258,167 $(1,616,567)
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton International Bond Fund
Derivatives
Forward exchange contracts ............................. $ 1,657,832 $ 1,914,004
Total ............................................. $1,657,832 $1,914,004
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
11. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
30
franklintempleton.com
Semiannual Report
Templeton International Bond Fund
(continued)
At June 30, 2022, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
At June 30, 2022, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c) regarding derivative financial instruments.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
a
Net Amount
(Not less
than zero)
Templeton International Bond Fund
Counterparty
BOFA .................... $260,613 $(79,253) $— $(120,000) $61,360
BZWS ................... 24,446 — — — 24,446
CITI ..................... 1,206,875 (1,079,887) — (126,988) —
DBAB ................... 42,750 (42,750) — — —
GSCO ................... — — — — —
HSBK ................... 123,148 (123,148) — — —
JPHQ ................... — — — — —
Total ................... $1,657,832 $(1,325,038) $ — $(246,988) $85,806
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Templeton International Bond Fund
Counterparty
BOFA .................... $79,253 $(79,253) $— $— $—
BZWS ................... — — — — —
CITI ..................... 1,079,887 (1,079,887) — — —
DBAB ................... 193,802 (42,750) — (140,000) 11,052
GSCO ................... 113,866 — — — 113,866
HSBK ................... 239,417 (123,148) — — 116,269
JPHQ ................... 207,779 — — — 207,779
Total ................... $1,914,004 $(1,325,038) $— $(140,000) $448,966
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
11. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
31
franklintempleton.com
Semiannual Report
Templeton International Bond Fund
(continued)
See Abbreviations on page 32
.
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton International Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... $ — $ 27,508,047 $ — $ 27,508,047
Short Term Investments ................... 11,929,875 1,246,132 — 13,176,007
Total Investments in Securities ........... $11,929,875 $28,754,179 $— $40,684,054
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 1,657,832 $ — $ 1,657,832
Total Other Financial Instruments ......... $— $1,657,832 $— $1,657,832
Receivables:
Interest (ARS) ........................... $— $5,528 $— $5,528
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 1,914,004 $ — $ 1,914,004
11. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
32
franklintempleton.com
Semiannual Report
Templeton International Bond Fund
(continued)
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
Cu r rency
ARS
Argentine Peso
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
COP
Colombian Peso
EUR
Euro
GBP
British Pound
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
KRW
South Korean Won
NOK
Norwegian Krone
SEK
Swedish Krona
SGD
Singapore Dollar
THB
Thai Baht

Templeton Income Trust
Shareholder Information
33
franklintempleton.com
Semiannual Report
BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENTS
TEMPLETON INCOME TRUST
Templeton International Bond Fund
(Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of Templeton
Income Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment
Company Act of 1940 (Independent Trustees), reviewed and
approved the continuance of the investment management
agreement between Franklin Advisers, Inc. (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior
to the Meeting, the Independent Trustees held a virtual
contract renewal meeting at which the Independent Trustees
first conferred amongst themselves and Independent
Trustee counsel about contract renewal matters. At that
meeting, they met with senior leadership of the global
macro funds regarding the performance of the funds; and
met with management to request additional information
that the Independent Trustees reviewed and considered
at the Meeting. The Board later had an opportunity for
an expanded discussion with the leadership of the global
macro funds to hear about strategies to deliver improved
investment returns to shareholders. The Board reviewed
and considered all of the factors it deemed relevant in
approving the continuance of the Management Agreement,
including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services
provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v)
whether fee levels reflect these economies of scale for the
benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continued commitment to providing the
resources important to enhancing the investment process
of the global macro funds for the benefit of the funds and
their shareholders. The Board also acknowledged the
ongoing integration of the Legg Mason family of funds into
the FT family of funds and developing strategies to address
areas of heightened concern in the mutual fund industry,
including various regulatory initiatives and recent geopolitical concerns.

Templeton Income Trust
Shareholder Information
34
franklintempleton.com
Semiannual Report
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional international income funds.
The Board noted that the Fund’s annualized income return
for the one-, three-, five- and 10-year periods was above
the median of its Performance Universe. The Board further
noted that the Fund’s annualized total return for the one-,
three-, five- and 10-year periods was below the median
of its Performance Universe. The Board discussed this
performance with management and management explained
that the Fund’s relative underperformance in comparison
to its Performance Universe over the reporting periods was
largely due to the Fund’s performance in 2019 and 2020.
Management further explained that the underperformance
was driven by the Fund’s defensive positioning amid the
pandemic, which restrained the Fund’s participation in the
risk asset rallies in the second half of 2020. Management
also explained that the Fund’s long exposure to emerging
market local currency assets and short exposure to US
Treasury duration during the three- and five-year reporting
periods detracted from the Fund’s relative performance
versus the Performance Universe. Management further
explained that after vaccines were approved toward the end
of 2020 management significantly repositioned the Fund’s
strategies back towards risk allocations and expanded
on that risk positioning throughout 2021, emphasizing
specific currencies against the US dollar and the euro, as
well as local currency bonds in a select set of emerging
markets. Management reported that this resulted in notable
improvement in the Fund’s performance for the one-year
period ended January 31, 2022. Management further
explained the steps the portfolio management team is taking
in an effort to improve the Fund’s peer rankings across
all reporting periods and reduce the impact of the Fund’s
relative underperformance in 2019 and 2020. The Board
noted management’s continued confidence in the Fund’s
portfolio management team, commitment to an enhanced
investment process for the benefit of Fund shareholders
and commitment to have ongoing conversations with the
Board regarding management’s strategies for addressing
the performance of the global macro funds as a whole.
Based on the foregoing, the Board concluded that the
Fund’s Management Agreement should be continued for an
additional one-year period, and that management’s efforts
and the recent improved performance of the Fund should
continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent

Templeton Income Trust
Shareholder Information
35
franklintempleton.com
Semiannual Report
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each
other fund in the Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and
six other international income funds. The Board noted that
the Management Rate and actual total expense ratio for the
Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board also noted
that the Fund’s actual total expense ratio reflected a fee
waiver from management. The Board concluded that the
Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund had experienced a decrease in assets and would not
be expected to demonstrate additional economies of scale
in the near term, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates,
the Fund’s management fee structure provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and

Templeton Income Trust
Shareholder Information
36
franklintempleton.com
Semiannual Report
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

Templeton Income Trust
Shareholder Information
37
franklintempleton.com
Semiannual Report
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

447 S 08/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton International Bond Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON
SUSTAINABLE
EMERGING MARKETS
BOND FUND
Formerly, Templeton Emerging Markets Bond Fund
A Series of Templeton Income Trust
June 30, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
The six months ended June 30, 2022, were characterized by
challenges to the global economy in the form of the lingering economic impacts of COVID-19 and the start of Russia’s
war on Ukraine. Global economies faced commodity price
inflation, tightening financial conditions, weakening global growth, and supply chain disruptions in China. Risk assets
faced strong headwinds, and central bankers across many
countries faced the difficult choice of supporting growth or controlling rising price pressures. Sovereign bond yields rose across much of the world following higher headline inflation data and central bank policy rate hikes, and the U.S. dollar strengthened. Simultaneously, the Russia-Ukraine war
disrupted the flow of energy, food, commodities and goods,
particularly throughout Europe, while increasing both broad
geopolitical instability and the social and economic strains of refugee flight. We expect broader economic strains as
a fallout from the war. Emerging market countries that are
net importers of food and energy will be more vulnerable to
trade shocks and political turmoil stemming from elevated
commodity prices. Despite the challenging macroeconomic
environment, divergences among countries offer
opportunities for outperformance in duration, local-currency sovereign bonds and currencies, and we remain committed
to pursuing our investment objectives.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Sustainable Emerging Markets Bond Fund’s
semiannual report includes more detail about prevailing
conditions and a discussion about investment decisions
during the period. Please remember all securities markets
fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Michael Hasenstab, Ph.D.
Executive Vice President,
Chief Investment Officer of Templeton Global Macro
This letter reflects our analysis and opinions as of June 30,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Templeton Sustainable Emerging Markets Bond Fund 3
Performance Summary 5
Your Fund’s Expenses 7
Financial Highlights and Schedule of Investments 8
Financial Statements 18
Notes to Financial Statements 22
Shareholder Information 37
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Templeton Sustainable Emerging Markets Bond Fund
Formerly, Templeton Emerging Markets Bond Fund
This semiannual report for Templeton Sustainable Emerging
Markets Bond Fund covers the period ended June 30, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks current income with capital appreciation as
a secondary goal. Under normal market conditions, the Fund
invests at least 80% of its net assets in a non-diversified
portfolio of bonds issued by emerging market countries.
The Fund’s investment strategy emphasizes the current and
projected sustainability efforts of emerging market countries in certain environmental, social and governance (ESG)
categories. For purposes of the Fund’s 80% policy, bonds
issued by entities located in emerging markets countries
include derivative instruments and other investments that
have economic characteristics similar to such securities.
*Includes securities determined to have no value at 6/30/2022.
**Includes foreign government and agency securities, money market funds and other net assets (including derivatives).
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a -11.14% cumulative total return. In comparison,
U.S. dollar-denominated emerging market bonds, as
measured by the Fund’s benchmark, the J.P. Morgan (JPM)
Emerging Markets Bond Index (EMBI) Global Index, posted
a -18.83% cumulative total return in U.S. dollar terms for the same period.
1
You can find more of the Fund’s performance
data in the Performance Summary beginning on page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
The six-month period ended June 30, 2022, was
characterized by challenges to the global economy in the
form of the lingering economic impact of COVID-19, the
start of Russia’s war on Ukraine, commodity-price inflation, rising global interest rates, weakening global gross domestic product growth, and supply chain disruptions. Risk assets
faced strong headwinds resulting from tighter financial
conditions.
Major central banks embarked on policy rate hikes to curb
inflation, which reached multi-decade highs during the
period, with supply-side pressures coming from disruptions
to the flow of energy, food, commodities and goods due
to the war in Ukraine and the West’s economic isolation
of Russia. Supply chain disruptions were compounded by
China’s implementation of its zero-COVID policy.
Simultaneously, global economic growth was projected to
decelerate, driven by the disruption of economic activity
and trade following Russia’s invasion of Ukraine, including
a reduction in Russia’s exports of natural gas to Europe,
the economic strains of refugee flight in Europe, volatile
and elevated commodity prices, continued supply chain
disruptions, the effect of COVID-19-related lockdowns in
China, and the reduction of policy support post-COVID-19.
The combination of above-average inflation and below-
average growth raised the spectre of stagflation reminiscent of the 1970s and created a policy dilemma for many central
bankers. Emerging markets that have faced persistent
inflationary pressures over the last three quarters have
been compelled to pursue aggressive tightening responses
to stay ahead of the curve, notably in Latin America and
eastern Europe. In Asia, some central banks have adjusted
Portfolio Composition
6/30/22
% of Total Net
Assets
Foreign Government and Agency Securities 85.3%
Corporate Bonds 3.0%
Other 0.0% *
Short-Term Investments & Other Net Assets** 11.7%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
13
.

Templeton Sustainable Emerging Markets Bond Fund
4
franklintempleton.com
Semiannual Report
their policy rates higher as energy prices and reopening
economies put upwards pressure on inflation.
Investment Strategy
We invest selectively in bonds from emerging markets
around the world to seek to generate income for the Fund,
pursuing opportunities while monitoring changes in interest
rates, currency exchange rates and credit risks. At least
80% of the Fund’s net assets are invested in or exposed
to government bonds of emerging market countries based
on such countries’ scores related to environmental, social
and governance considerations. We manage the Fund’s
exposure to derivative instruments and regularly use
currency and contracts and may also use currency and
currency index futures contracts and currency options. We
may also use other derivative instruments, such as interest
rate/bond futures contracts and swap agreements.
Manager’s Discussion
In bonds, we continued to maintain low portfolio duration,
while aiming at a high overall portfolio yield by holding
compelling risk-adjusted yields in various local-currency
bond markets. We specifically prefer countries with
resilient economies and strong trade dynamics and have
a preference for the higher yields available in select local-
currency bonds, notably including Indonesia, India, Thailand,
Brazil, Colombia, and Chile. We exited our Argentina
local bond position in March 2022 and added exposure
to Uruguay. We also found value in certain hard currency
denominated emerging market bonds and have added
exposure in Africa, Asia and Latin America. We closed out
local currency exposure to Egypt but remain invested in its
hard currency bonds.
At the beginning of the period, the Fund was overweight in
specific currencies against the U.S. dollar (USD). In Asia,
we held notable exposures to the South Korean won, the
Chinese yuan, the Indonesian rupiah, the Indian rupee
and the Thai baht. In March 2022, we added exposure to
the Singapore dollar. In April, we exited our underweight
position in the Australian dollar, which had been used to
hedge against emerging market beta risks, as we anticipated
rising commodity prices to boost Australia’s terms of trade
and support its currency. In EMEA (Europe, Middle East and
Africa), the Fund exited Russian ruble exposure in the first half of the period and added exposure to the Czech koruna.
In the Americas, we continued to hold long exposures to the
Brazilian real, the Chilean peso and the Colombian peso.
During the period, we used currency forwards and currency
options to actively manage currency exposures.
At period-end, the Fund’s negative absolute performance
was primarily due to currency positions, followed by overall credit exposures. Interest-rate strategies had a largely
neutral effect on absolute results. Among currencies, the
Fund’s position in the Russian ruble for part of the period
detracted from absolute performance, as did positions in the
Ghanaian cedi, Chilean peso, Indonesian rupiah and Indian
rupee. The Fund’s position in the Brazilian real contributed to absolute results. Among credit exposures, positions in
Latin America detracted from absolute return. The Fund
maintained low overall portfolio duration, while holding
duration exposures in select emerging markets. Duration
exposure in Colombia detracted from absolute performance,
while duration exposure in Argentina contributed.
Thank you for your participation in Templeton Sustainable
Emerging Markets Bond Fund. We look forward to serving
your future investment needs.
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho, Ph.D.
Vivian Guo
Jaap Willems
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Geographic Composition
6/30/22
% of Total
Net Assets
Americas 36.3%
Asia Pacific 29.2%
Supranational 12.0%
Middle East & Africa 8.2%
Europe 2.6%
Short-Term Investments & Other Net Assets 11.7%

Performance Summary as of June 30, 2022
Templeton Sustainable Emerging Markets Bond Fund
5
franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/2 2
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -11.14% -14.51%
1-Year -15.50% -18.68%
5-Year -21.59% -5.47%
Since Inception (4/1/13) -12.41% -1.83%
Advisor
6-Month -11.16% -11.16%
1-Year -15.40% -15.40%
5-Year -20.61% -4.51%
Since Inception (4/1/13) -10.59% -1.20%
See page 6 for Performance Summary footnotes.

Templeton Sustainable Emerging Markets Bond Fund
Performance Summary
6
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Foreign securities involve special risks, including currency rate fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Sovereign debt securities are subject to various risks in addition to those re-
lating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the
Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. The man-
ager’s environmental social and governance (ESG) investment strategies may limit the types and number of investment opportunities available and, as a result, may underperform strategies that are not subject to such criteria. ESG factors or criteria are subjective and qualitative, and the analysis by the manager may not always accurately assess ESG practices of a security or issuer, or reflect the opinions of the other investors or advisors. Bonds are subject to liquidity risk, which may have an adverse impact on the security’s value or a fund’s ability to sell such securities. Changes in interest rates will affect the value of the Fund’s portfolio, share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Investments in lower rated securities include higher risks of default and loss of principal. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/23. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights
sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–6/30/22)
Share Class
Net Investment
Income
A $0.1740
C $0.1597
R $0.1657
R6 $0.1827
Advisor $0.1793
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.15% 2.77%
Advisor 0.90% 2.52%

Your Fund’s Expenses
Templeton Sustainable Emerging Markets Bond Fund
7
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $888.60 $5.09 $1,019.41 $5.44 1.09%
C $1,000 $886.10 $7.17 $1,017.19 $7.67 1.54%
R $1,000 $887.50 $6.52 $1,017.89 $6.97 1.38%
R6 $1,000 $888.50 $4.02 $1,020.54 $4.30 0.86%
Advisor $1,000 $888.40 $4.11 $1,020.44 $4.40 0.89%

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
cal
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.82 $6.70 $7.73 $8.13 $9.16 $8.84
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.48 0.48 0.62 0.68 0.70
Net realized and unrealized gains (losses) (0.78) (0.83) (1.00) (0.51) (0.99) 0.20
Total from investment operations ........ (0.64) (0.35) (0.52) 0.11 (0.31) 0.90
Less distributions from:
Net investment income .............. (0.17) — (0.01) (0.51) (0.52) (0.57)
Net realized gains ................. — — — — (0.01) (0.01)
Tax return of capital ................ — (0.53) (0.50) — (0.19) —
Total distributions ................... (0.17) (0.53) (0.51) (0.51) (0.72) (0.58)
Net asset value, end of period .......... $5.01 $5.82 $6.70 $7.73 $8.13 $9.16
Total return
c
....................... (11.14)% (5.54)% (6.80)% 1.33% (3.30)% 10.21%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 3.21% 2.77% 2.10% 2.16% 2.15% 2.46%
Expenses net of waiver and payments by
affiliates .......................... 1.09% 1.13% 1.07% 1.13% 1.14% 1.22%
Net investment income ............... 4.91% 7.58% 6.84% 7.75% 8.03% 7.51%
Supplemental data
Net assets, end of period (000’s) ........ $12,407 $14,821 $16,004 $21,984 $20,728 $19,042
Portfolio turnover rate ................ 40.94% 40.55% 56.59% 23.82% 18.82% 77.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.81 $6.69 $7.72 $8.12 $9.15 $8.84
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.45 0.44 0.59 0.65 0.67
Net realized and unrealized gains (losses) (0.77) (0.83) (0.99) (0.52) (1.00) 0.19
Total from investment operations ........ (0.64) (0.38) (0.55) 0.07 (0.35) 0.86
Less distributions from:
Net investment income .............. (0.16) — (0.01) (0.47) (0.49) (0.54)
Net realized gains ................. — — — — (0.01) (0.01)
Tax return of capital ................ — (0.50) (0.47) — (0.18) —
Total distributions ................... (0.16) (0.50) (0.48) (0.47) (0.68) (0.55)
Net asset value, end of period .......... $5.01 $5.81 $6.69 $7.72 $8.12 $9.15
Total return
c
....................... (11.39)% (5.96)% (7.22)% 0.89% (3.69)% 9.75%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 3.59% 3.13% 2.54% 2.56% 2.54% 2.89%
Expenses net of waiver and payments by
affiliates .......................... 1.54% 1.54% 1.51% 1.53% 1.53% 1.65%
Net investment income ............... 4.57% 7.18% 6.33% 7.35% 7.64% 7.08%
Supplemental data
Net assets, end of period (000’s) ........ $862 $1,310 $1,821 $2,276 $2,799 $2,553
Portfolio turnover rate ................ 40.94% 40.55% 56.59% 23.82% 18.82% 77.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.83 $6.71 $7.73 $8.14 $9.17 $8.85
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.48 0.47 0.62 0.68 0.70
Net realized and unrealized gains (losses) (0.77) (0.83) (0.98) (0.52) (1.00) 0.20
Total from investment operations ........ (0.64) (0.35) (0.51) 0.10 (0.32) 0.90
Less distributions from:
Net investment income .............. (0.17) — (0.01) (0.51) (0.51) (0.57)
Net realized gains ................. — — — — (0.01) (0.01)
Tax return of capital ................ — (0.53) (0.50) — (0.19) —
Total distributions ................... (0.17) (0.53) (0.51) (0.51) (0.71) (0.58)
Net asset value, end of period .......... $5.02 $5.83 $6.71 $7.73 $8.14 $9.17
Total return
c
....................... (11.25)% (5.56)% (6.81)% 1.32% (3.40)% 10.13%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 3.54% 2.81% 2.13% 2.18% 2.18% 2.50%
Expenses net of waiver and payments by
affiliates .......................... 1.38% 1.16% 1.10% 1.15% 1.22% 1.26%
Net investment income ............... 4.58% 7.55% 6.67% 7.73% 7.95% 7.47%
Supplemental data
Net assets, end of period (000’s) ........ $10 $12 $12 $13 $12 $14
Portfolio turnover rate ................ 40.94% 40.55% 56.59% 23.82% 18.82% 77.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.83 $6.71 $7.74 $8.14 $9.17 $8.85
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.51 0.52 0.66 0.74 0.74
Net realized and unrealized gains (losses) (0.77) (0.84) (1.02) (0.52) (1.02) 0.19
Total from investment operations ........ (0.63) (0.33) (0.50) 0.14 (0.28) 0.93
Less distributions from:
Net investment income .............. (0.18) — (0.01) (0.54) (0.54) (0.60)
Net realized gains ................. — — — — (0.01) (0.01)
Tax return of capital ................ — (0.55) (0.52) — (0.20) —
Total distributions ................... (0.18) (0.55) (0.53) (0.54) (0.75) (0.61)
Net asset value, end of period .......... $5.02 $5.83 $6.71 $7.74 $8.14 $9.17
Total return
c
....................... (11.15)% (5.19)% (6.47)% 1.69% (2.95)% 10.50%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 3.25% 2.56% 2.04% 1.94% 1.91% 2.87%
Expenses net of waiver and payments by
affiliates .......................... 0.86% 0.77% 0.75% 0.75% 0.78% 0.92%
Net investment income ............... 5.09% 8.00% 7.37% 8.13% 8.39% 7.81%
Supplemental data
Net assets, end of period (000’s) ........ $679 $663 $598 $1,057 $831 $281
Portfolio turnover rate ................ 40.94% 40.55% 56.59% 23.82% 18.82% 77.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.85 $6.73 $7.75 $8.16 $9.19 $8.86
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.50 0.51 0.63 0.76 0.74
Net realized and unrealized gains (losses) (0.78) (0.84) (1.01) (0.51) (1.05) 0.19
Total from investment operations ........ (0.63) (0.34) (0.50) 0.12 (0.29) 0.93
Less distributions from:
Net investment income .............. (0.18) — (0.01) (0.53) (0.53) (0.59)
Net realized gains ................. — — — — (0.01) (0.01)
Tax return of capital ................ — (0.54) (0.51) — (0.20) —
Total distributions ................... (0.18) (0.54) (0.52) (0.53) (0.74) (0.60)
Net asset value, end of period .......... $5.04 $5.85 $6.73 $7.75 $8.16 $9.19
Total return
c
....................... (11.16)% (5.28)% (6.46)% 1.45% (3.01)% 10.53%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 2.92% 2.51% 1.91% 1.91% 1.89% 2.24%
Expenses net of waiver and payments by
affiliates .......................... 0.89% 0.89% 0.86% 0.88% 0.88% 1.00%
Net investment income ............... 5.19% 7.83% 7.20% 8.00% 8.29% 7.73%
Supplemental data
Net assets, end of period (000’s) ........ $2,107 $3,063 $3,950 $14,504 $10,797 $1,585
Portfolio turnover rate ................ 40.94% 40.55% 56.59% 23.82% 18.82% 77.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Schedule of Investments (unaudited), June 30, 2022
Templeton Sustainable Emerging Markets Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 2,171,539 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 619,903 —
—
Total Common Stocks (Cost $14,998) ..........................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 3.0%
Costa Rica 3.0%
a,c
Reventazon Finance Trust , Senior
Secured Bond , 144A, 8% , 11/15/33 . Diversified Financial Services 490,680 491,597
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 185,408 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 53,284 EUR —
a,d,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Multiline Retail 211,381 —
—
Total Corporate Bonds (Cost $791,715) ........................................
491,597
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 85.3%
Brazil 1.7%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 590,000 BRL 106,432
10%, 1/01/27 .................. 270,000 BRL 46,980
10%, 1/01/29 .................. 280,000 BRL 47,053
10%, 1/01/31 .................. 430,000 BRL 70,344
270,809
Chile 9.2%
Chile Bonos Tesoreria Pesos ,
e
144A, Reg S, 4%, 3/01/23 ........ 1,090,000,000 CLP 1,146,026
2.5%, 3/01/25 ................. 335,000,000 CLP 329,808
1,475,834
Colombia 9.3%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 13,000,000 COP 3,086
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 3,219,000,000 COP 774,198
B, 6.25%, 11/26/25 .............. 50,000,000 COP 10,584
B, 7.5%, 8/26/26 ............... 1,682,800,000 COP 362,283
B, 6%, 4/28/28 ................. 428,400,000 COP 81,153
B, 7.75%, 9/18/30 .............. 1,267,800,000 COP 248,338
B, 7%, 6/30/32 ................. 107,000,000 COP 19,133
1,498,775

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Czech Republic 2.6%
e
Czech Republic Government Bond, Reg
S, 1%, 6/26/26 ................. 12,000,000 CZK $ 426,284
Dominican Republic 0.9%
e
Dominican Republic Government Bond,
Senior Bond, 144A, 5.875%, 1/30/60 220,000 151,089
Ecuador 5.6%
e
Ecuador Government Bond ,
Senior Bond, 144A, 1%, 7/31/35 .... 1,199,500 580,536
Senior Bond, 144A, 0.5%, 7/31/40 .. 534,000 219,410
Senior Note, 144A, 5%, 7/31/30 .... 146,000 94,854
894,800
Egypt 2.0%
e
Egypt Government Bond, Senior Note,
144A, 5.25%, 10/06/25 ........... 390,000 320,107
Ghana 4.1%
Ghana Government Bond ,
18.25%, 7/25/22 ................ 297,000 GHS 37,046
17.6%, 11/28/22 ................ 150,000 GHS 18,184
20.75%, 1/16/23 ................ 50,000 GHS 6,083
16.5%, 2/06/23 ................ 1,060,000 GHS 125,514
18.85%, 9/28/23 ................ 1,363,000 GHS 154,353
19.25%, 11/27/23 ............... 260,000 GHS 29,209
19.25%, 12/18/23 ............... 243,000 GHS 27,192
19.75%, 3/25/24 ................ 270,000 GHS 29,757
Senior Note, 18.5%, 1/02/23 ...... 50,000 GHS 6,039
Senior Note, 17.6%, 2/20/23 ...... 1,560,000 GHS 185,082
Senior Note, 17.25%, 7/31/23 ...... 70,000 GHS 7,918
Senior Note, 17.7%, 3/18/24 ...... 170,000 GHS 18,212
Senior Note, 18.3%, 3/02/26 ...... 100,000 GHS 9,314
653,903
Indonesia 15.6%
Indonesia Government Bond ,
FR70, 8.375%, 3/15/24 .......... 2,544,000,000 IDR 179,988
FR77, 8.125%, 5/15/24 .......... 7,528,000,000 IDR 532,607
FR81, 6.5%, 6/15/25 ............ 13,129,000,000 IDR 904,643
FR86, 5.5%, 4/15/26 ............ 13,560,000,000 IDR 894,291
2,511,529
Oman 2.1%
e
Oman Government Bond, Senior Bond,
144A, 4.75%, 6/15/26 ............ 350,000 334,388
Peru 3.3%
Peru Bonos de la Tesoreria , 5.2%,
9/12/23 ...................... 2,050,000 PEN 531,000
Singapore 4.5%
Singapore Government Bond, 3%,
9/01/24 ...................... 1,000,000 SGD 724,907
South Korea 4.6%
Korea Monetary Stabilization Bond,
Senior Note, 0.905%, 4/02/23 ...... 509,000,000 KRW 390,200

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Korea (continued)
Korea Treasury Bond ,
0.875%, 12/10/23 ............... 370,000,000 KRW $ 277,439
1.875%, 6/10/26 ................ 96,500,000 KRW 70,301
737,940
Supranational 12.0%
f
Asian Development Bank, Senior Note,
3%, 3/22/24 ................... 5,000,000 CNY 744,985
f
European Bank for Reconstruction &
Development, Senior Note, 4.95%,
1/22/26 ...................... 63,000,000 INR 732,273
f
International Bank for Reconstruction
& Development, Senior Note, 3.05%,
3/16/24 ...................... 3,000,000 CNY 446,576
1,923,834
Thailand 4.5%
Thailand Government Bond ,
2%, 12/17/22 .................. 1,080,000 THB 30,763
0.92%, 3/23/23 ................ 60,000 THB 1,699
0.51%, 5/24/23 ................ 100,000 THB 2,817
Senior Note, 0.66%, 11/22/23 ...... 24,380,000 THB 683,782
719,061
Uruguay 3.3%
Uruguay Government Bond, Senior
Bond, 8.25%, 5/21/31 ............ 24,200,000 UYU 529,558
Total Foreign Government and Agency Securities (Cost $15,999,191) ..............
13,703,818
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 12,498 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $16,805,904) ................................
14,195,415
Short Term Investments 10.1%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 3.1%
Brazil 2.9%
g
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 150,000 BRL 23,709
7/01/24 ...................... 2,070,000 BRL 309,062
1/01/25 ...................... 960,000 BRL 135,665
468,436
Thailand 0.2%
g
Thailand Treasury Bills ,
8/04/22 ...................... 250,000 THB 7,079

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
At June 30, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Thailand (continued)
g
Thailand Treasury Bills, (continued)
9/01/22 ...................... 250,000 THB $ 7,076
12/08/22 ..................... 250,000 THB 7,060
21,215
Total Foreign Government and Agency Securities (Cost $528,415) ................
489,651
Shares
Money Market Funds 7.0%
United States 7.0%
h,i
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ......... 1,129,254 1,129,254
Total Money Market Funds (Cost $1,129,254) ...................................
1,129,254
a a a a a
Total Short Term Investments (Cost $1,657,669 ) .................................
1,618,905
a a a
Total Investments (Cost $18,463,573) 98.4% ....................................
$15,814,320
Other Assets, less Liabilities 1.6% .............................................
253,011
Net Assets 100.0% ...........................................................
$16,067,331
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 10 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $3,272,694, representing 20.4% of net assets.
f
A supranational organization is an entity formed by two or more central governments through international treaties.
g
The security was issued on a discount basis with no stated coupon rate.
h
See Note 3(f) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 12,826,900 167,427 7/11/22 $ — $ (5,085)
Chinese Yuan ...... CITI Buy 1,612,760 250,242 7/12/22 — (9,289)
Chinese Yuan ...... CITI Sell 1,612,760 251,789 7/12/22 10,836 —
Indian Rupee ...... HSBK Buy 19,973,000 260,492 7/12/22 — (7,732)
Chinese Yuan ...... HSBK Buy 4,746,240 738,289 7/18/22 — (29,238)
Chinese Yuan ...... HSBK Sell 4,746,240 744,771 7/18/22 35,720 —
Indian Rupee ...... JPHQ Buy 10,911,100 143,284 7/27/22 — (5,407)
Chilean Peso ...... GSCO Buy 207,746,840 240,992 7/29/22 — (15,671)
Columbian Peso .... MSCO Buy 4,126,000,000 1,024,470 8/03/22 — (36,161)
Chilean Peso ...... GSCO Buy 137,072,267 163,317 8/08/22 — (14,963)
Chilean Peso ...... JPHQ Buy 19,130,000 23,189 8/08/22 — (2,485)

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
At June 30, 2022, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. JPHQ Sell 435,000 460,730 8/11/22 $ 3,709 $ —
Chilean Peso ...... GSCO Buy 6,420,000 7,333 8/16/22 — (397)
Chilean Peso ...... GSCO Buy 110,904,772 127,918 8/19/22 — (8,189)
Chinese Yuan ...... JPHQ Buy 1,213,270 189,746 8/22/22 — (8,553)
Chinese Yuan ...... JPHQ Sell 1,213,270 189,232 8/22/22 8,039 —
Russian Ruble ..... JPHQ Buy 8,629,300 108,008 8/24/22 35,436 —
Russian Ruble ..... JPHQ Sell 8,629,300 68,111 8/24/22 — (75,333)
Russian Ruble ..... MSCO Buy 25,819,800 298,667 8/24/22 130,532 —
Russian Ruble ..... MSCO Sell 25,819,800 171,162 8/24/22 — (258,037)
Chilean Peso ...... GSCO Buy 126,480,000 152,294 9/02/22 — (16,191)
Columbian Peso .... GSCO Buy 370,000,000 96,426 9/02/22 — (8,245)
Chilean Peso ...... GSCO Buy 126,477,453 150,327 9/06/22 — (14,342)
Russian Ruble ..... DBAB Buy 12,061,300 150,184 9/15/22 42,455 —
Russian Ruble ..... DBAB Sell 12,061,300 93,876 9/15/22 — (98,763)
Chilean Peso ...... GSCO Buy 221,333,090 264,832 9/21/22 — (27,585)
Indian Rupee ...... JPHQ Buy 56,300,000 715,193 9/21/22 — (7,468)
Chilean Peso ...... GSCO Buy 54,330,000 65,478 10/11/22 — (7,466)
Indian Rupee ...... JPHQ Buy 12,453,500 161,870 10/11/22 — (5,607)
Indian Rupee ...... CITI Buy 12,814,700 166,468 10/12/22 — (5,687)
Indian Rupee ...... CITI Buy 7,952,700 101,840 11/10/22 — (2,331)
Chilean Peso ...... GSCO Buy 6,900,000 8,170 3/07/23 — (976)
Brazilian Real ...... MSCO Buy 3,700,000 676,071 5/04/23 — (21,671)
Total Forward Exchange Contracts ................................................... $266,727 $(692,872)
Net unrealized appreciation (depreciation) ............................................ $(426,145)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.989% ... Annual 6/30/32 $282,000 $ (3,797) $ — $ (3,797)
Total Interest Rate Swap Contracts ............................... $(3,797) $ — $(3,797)
See Abbreviations on page 36 .
See Note  11 regarding other derivative information.

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
Templeton
Sustainable
Emerging
Markets Bond
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $17,334,319
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 1,129,254
Value - Unaffiliated issuers .................................................................. $14,685,066
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 1,129,254
Cash .................................................................................... 152,283
Foreign currency, at value (cost $24,222) ......................................................... 40,660
Receivables:
Capital shares sold ........................................................................ 598
Interest ................................................................................. 279,865
Affiliates ................................................................................ 60,912
Deposits with brokers for:
OTC derivative contracts .................................................................. 60,000
Centrally cleared swap contracts ............................................................ 15,759
Due from Broker .......................................................................... 350,000
Unrealized app reciation on OTC forward exchange contracts .......................................... 266,727
Total assets .......................................................................... 17,041,124
Liabilities:
Payables:
Investment securities purchased .............................................................. 155,541
Capital shares redeemed ................................................................... 47,381
Distribution fees .......................................................................... 3,180
Transfer agent fees ........................................................................ 3,720
Professional fees ......................................................................... 52,125
Trustees' fees and expenses ................................................................. 2,041
Variation margin on centrally cleared swap contracts ............................................... 3,342
Unrealized depreciation on OTC forward exchange contracts .......................................... 692,872
Deferred tax ............................................................................... 72
Accrued expenses and other liabilities ........................................................... 13,519
Total liabilities ......................................................................... 973,793
Net assets, at value ................................................................. $16,067,331
Net assets consist of:
Paid-in capital ............................................................................. $23,747,362
Total distributable earnings (losses) ............................................................. (7,680,031)
Net assets, at value ................................................................. $16,067,331

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
Templeton
Sustainable
Emerging
Markets Bond
Fund
Class A:
Net assets, at value ....................................................................... $12,407,430
Shares outstanding ........................................................................ 2,475,222
Net asset value per share
a
.................................................................. $5.01
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $5.21
Class C:
Net assets, at value ....................................................................... $862,447
Shares outstanding ........................................................................ 172,210
Net asset value and maximum offering price per share
a
............................................. $5.01
Class R:
Net assets, at value ....................................................................... $10,467
Shares outstanding ........................................................................ 2,084
Net asset value and maximum offering price per share ............................................. $5.02
Class R6:
Net assets, at value ....................................................................... $679,525
Shares outstanding ........................................................................ 135,441
Net asset value and maximum offering price per share ............................................. $5.02
Advisor Class:
Net assets, at value ....................................................................... $2,107,462
Shares outstanding ........................................................................ 418,290
Net asset value and maximum offering price per share ............................................. $5.04
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
Templeton
Sustainable
Emerging
Markets Bond
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $921
Interest: (net of foreign taxes of $12,988)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 76,833
Paid in cash
a
........................................................................... 474,883
Total investment income ................................................................... 552,637
Expenses:
Management fees (Note 3 a ) ................................................................... 78,160
Distribution fees: (Note 3c )
    Class A ................................................................................ 13,606
    Class C ................................................................................ 3,496
    Class R ................................................................................ 28
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 12,845
    Class C ................................................................................ 996
    Class R ................................................................................ 11
    Class R6 ............................................................................... 1,366
    Advisor Class ............................................................................ 2,510
Custodian fees ............................................................................ 6,123
Reports to shareholders fees .................................................................. 4,286
Registration and filing fees .................................................................... 39,753
Professional fees ........................................................................... 110,879
Trustees' fees and expenses .................................................................. 1,061
Other .................................................................................... 18,291
Total expenses ......................................................................... 293,411
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (194,734)
Net expenses ......................................................................... 98,677
Net investment income ................................................................ 453,960
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $4,009)
Unaffiliated issuers ...................................................................... (1,289,090)
Foreign currency transactions ................................................................ (39,877)
Forward exchange contracts ................................................................. (412,339)
Net realized gain (loss) .................................................................. (1,741,306)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (404,584)
Translation of other assets and liabilities denominated in foreign currencies .............................. 36,056
Forward exchange contracts ................................................................. (420,398)
Swap contracts ........................................................................... (3,797)
Change in deferred taxes on unrealized appreciation ............................................... 5,959
Net change in unrealized appreciation (depreciation) ............................................ (786,764)
Net realized and unrealized gain (loss) ............................................................ (2,528,070)
Net increase (decrease) in net assets resulting from operations .......................................... $(2,074,110)
a
Includes amortization of premium and accretion of discount.

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
Templeton Sustainable Emerging Markets
Bond Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $453,960 $1,701,818
Net realized gain (loss) ................................................. (1,741,306) (1,765,411)
Net change in unrealized appreciation (depreciation) ........................... (786,764) (1,198,645)
Net increase (decrease) in net assets resulting from operations ................ (2,074,110) (1,262,238)
Distributions to shareholders:
Class A ............................................................. (434,524) —
Class C ............................................................. (29,395) —
Class R ............................................................. (339) —
Class R6 ............................................................ (24,033) —
Advisor Class ........................................................ (85,617) —
Distributions to shareholders from tax return of capital:
Class A ............................................................. — (1,357,541)
Class C ............................................................. — (127,173)
Class R ............................................................. — (1,022)
Class R6 ............................................................ — (102,534)
Advisor Class ........................................................ — (291,844)
Total distributions to shareholders .......................................... (573,908) (1,880,114)
Capital share transactions: (Note 2 )
Class A ............................................................. (395,165) 1,096,130
Class C ............................................................. (305,057) (287,395)
Class R ............................................................. 299 1,073
Class R6 ............................................................ 125,212 225,841
Advisor Class ........................................................ (579,592) (408,822)
Total capital share transactions ............................................ (1,154,303) 626,827
Net increase (decrease) in net assets ................................... (3,802,321) (2,515,525)
Net assets:
Beginning of period ..................................................... 19,869,652 22,385,177
End of period .......................................................... $16,067,331 $19,869,652

Templeton Income Trust
Notes to Financial Statements (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
22
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
Sustainable Emerging Markets Bond Fund (Fund) is included
in this report. The Fund offers five classes of shares: Class
A, Class C, Class R, Class R6 and Advisor Class. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Board, the Fund's
administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee
(VC). The Fund may utilize independent pricing services,
quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Sustainable Emerging Markets Bond Fund
(continued)
such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Sustainable Emerging Markets Bond Fund
(continued)
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized depreciation and
appreciation until the payments are made, at which time they are realized.
See Note 11 regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Sustainable Emerging Markets Bond Fund
(continued)
based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statement of Operations.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Sustainable Emerging Markets Bond Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 123,493 $692,740 683,172 $4,403,469
Shares issued in reinvestment of distributions .......... 53,413 289,608 146,438 913,031
Shares redeemed ............................... (247,713) (1,377,513) (671,241) (4,220,370)
Net increase (decrease) .......................... (70,807) $(395,165) 158,369 $1,096,130
Class C Shares:
Shares sold ................................... 6,213 $36,110 45,798 $288,307
Shares issued in reinvestment of distributions .......... 4,952 26,867 19,642 122,692
Shares redeemed
a
.............................. (64,231) (368,034) (112,212) (698,394)
Net increase (decrease) .......................... (53,066) $(305,057) (46,772) $(287,395)
Class R Shares:
Shares sold ................................... 22 $125 97 $612
Shares issued in reinvestment of distributions .......... 32 174 79 496
Shares redeemed ............................... — — (6) (35)
Net increase (decrease) .......................... 54 $299 170 $1,073
Class R6 Shares:
Shares sold ................................... 63,729 $362,186 240,016 $1,553,190
Shares issued in reinvestment of distributions .......... 4,438 24,033 16,313 102,534
Shares redeemed ............................... (46,486) (261,007) (231,593) (1,429,883)
Net increase (decrease) .......................... 21,681 $125,212 24,736 $225,841
Advisor Class Shares:
Shares sold ................................... 33,206 $192,458 171,112 $1,101,536
Shares issued in reinvestment of distributions .......... 15,237 83,215 45,445 284,873
Shares redeemed ............................... (153,835) (855,265) (279,547) (1,795,231)
Net increase (decrease) .......................... (105,392) $(579,592) (62,990) $(408,822)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Templeton Asset Management Ltd (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
27
franklintempleton.com
Semiannual Report
Templeton Sustainable Emerging Markets Bond Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective management fee rate was 0.850% of the Fund’s average daily net assets.
Under a subadvisory agreement, Asset Management, an affiliate of Advisers, provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers, based on the Fund's average daily net assets, and is not an additional expense of the
Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.850% Up to and including $500 million
0.800% Over $500 million, up to and including $1 billion
0.750% Over $1 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $145
CDSC retained .............................................................................. $266
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
28
franklintempleton.com
Semiannual Report
Templeton Sustainable Emerging Markets Bond Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2022, the Fund paid transfer agent fees of $17,728, of which $9,368 was retained by Investor
Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.89% based on the average net assets of each class until April 30,
2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2023.
h. Other Affiliated Transactions
At June 30, 2022, Advisers owned 24.6% of the Fund's outstanding shares.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Sustainable Emerging Markets Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $ 1,351,150 $ 6,263,342 $ (6,485,238) $ — $ — $ 1,129,254 1,129,254 $ 921
Total Affiliated Securities ... $1,351,150 $6,263,342 $(6,485,238) $— $— $1,129,254 $921
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
29
franklintempleton.com
Semiannual Report
Templeton Sustainable Emerging Markets Bond Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2021, the Fund deferred late-year ordinary losses of $119,684.
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, payments-in-kind, bond discounts and premiums, tax straddles, inflation related adjustments on foreign securities and wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, aggregated
$6,633,258 and $7,378,417, respectively.
6. Credit Risk
At June 30, 2022, the Fund had 22.6% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $719,562
Long term ................................................................................ 1,709,494
Total capital loss carryforwards ............................................................... $2,429,056
Cost of investments .......................................................................... $18,653,798
Unrealized appreciation ........................................................................ $641,678
Unrealized depreciation ........................................................................ (3,911,097)
Net unrealized appreciation (depreciation) .......................................................... $(3,269,419)

Templeton Income Trust
Notes to Financial Statements (unaudited)
30
franklintempleton.com
Semiannual Report
Templeton Sustainable Emerging Markets Bond Fund
(continued)
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Templeton Sustainable Emerging Markets Bond Fund
2,171,539
a
K2016470219 South Africa Ltd., A ............... 5/16/13 - 2/01/17 $ 14,538 $ —
619,903
a
K2016470219 South Africa Ltd., B ............... 2/01/17 460 —
490,680
Reventazon Finance Trust, Senior Secured Bond, 144A,
8%, 11/15/33 .............................. 12/18/13 490,680 491,597
Total Restricted Securities (Value is 3.1% of Net Assets) .............. $505,678 $491,597
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $
—
as of June 30, 2022.

Templeton Income Trust
Notes to Financial Statements (unaudited)
31
franklintempleton.com
Semiannual Report
Templeton Sustainable Emerging Markets Bond Fund
(continued)
11. Other Derivative Information
At June 3 0 , 202 2 , investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Sustainable Emerging Markets Bond Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ — Variation margin on centrally
cleared swap contracts
$ 3,797
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
266,727 Unrealized depreciation on OTC
forward exchange contracts
692,872
Total .................... $266,727 $696,669
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Sustainable Emerging Markets Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $— Swap contracts $(3,797)
Foreign exchange contracts .....
Forward exchange contracts (412,339) Forward exchange contracts (420,398)
Total ....................... $(412,339) $(424,195)

Templeton Income Trust
Notes to Financial Statements (unaudited)
32
franklintempleton.com
Semiannual Report
Templeton Sustainable Emerging Markets Bond Fund
(continued)
For the period ended June 30, 2022, the average month end notional amount of swap contracts represented $40,286. The average month end contract value of forward exchange contracts was $13,277,989.
At June 30, 2022, OTC derivative assets and liabilities are as follows:
At June 30, 2022, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Sustainable Emerging Markets Bond Fund
Derivatives
Forward exchange contracts ............................. $ 266,727 $ 692,872
Total ............................................. $266,727 $692,872
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton Sustainable Emerging Markets Bond Fund
Counterparty
CITI ..................... $10,836 $(10,836) $— $— $—
DBAB ................... 42,455 (42,455) — — —
GSCO ................... — — — — —
HSBK ................... 35,720 (35,720) — — —
JPHQ ................... 47,184 (47,184) — — —
MSCO ................... 130,532 (130,532) — — —
Total ................... $266,727 $(266,727) $ — $— $—
$ 1
11. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
33
franklintempleton.com
Semiannual Report
Templeton Sustainable Emerging Markets Bond Fund
(continued)
At June 30, 2022, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 36 .
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
a
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Templeton Sustainable Emerging Markets Bond Fund
Counterparty
CITI ..................... $17,307 $(10,836) $— $— $6,471
DBAB ................... 98,763 (42,455) — (56,308) —
GSCO ................... 114,025 — — — 114,025
HSBK ................... 42,055 (35,720) — — 6,335
JPHQ ................... 104,852 (47,184) — — 57,668
MSCO ................... 315,870 (130,532) — — 185,338
Total ................... $692,872 $(266,727) $— $(56,308) $369,837
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
11. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
34
franklintempleton.com
Semiannual Report
Templeton Sustainable Emerging Markets Bond Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Corporate Bonds ........................ — — 491,597
a
491,597
Foreign Government and Agency Securities .... — 13,703,818 — 13,703,818
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 1,129,254 489,651 — 1,618,905
Total Investments in Securities ........... $1,129,254 $14,193,469 $491,597 $15,814,320
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 266,727 $ — $ 266,727
Swap contracts ......................... — — — —
Total Other Financial Instruments ......... $— $266,727 $— $266,727
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 692,872 $ — $ 692,872
Swap contracts .......................... — 3,797 — 3,797
Total Other Financial Instruments ......... $— $696,669 $— $696,669
a
Includes securities determined to have no value at June 30, 2022.
13. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
35
franklintempleton.com
Semiannual Report
Templeton Sustainable Emerging Markets Bond Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2022, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2022, are as follows:
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ —
b
$ — $ — $ — $ — $ — $ — $ — $ —
b
$ —
Corporate Bonds :
Costa Rica ... 539,971 — (12,240) — — — — (36,134) 491,597 (35,232)
South Africa .. —
b
— — — — — — — —
b
—
Escrows and
Litigation Trusts —
b
— — — — — — — —
b
—
Total Investments in
Securities ....... $539,971 $— $(12,240) $— $— $— $— $(36,134) $491,597 $(35,232)
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount/Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Templeton Sustainable Emerging Markets
Bond Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
..........
$491,597 Discounted cash flow Discount rate
(
b
)
8.0% Decrease
c
All Other
............
—
d
Total
...............
$491,597
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
c
Represents a significant impact to fair value and net assets.
d
Includes securities determined to have no value at June 30, 2022.
13. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
36
franklintempleton.com
Semiannual Report
Templeton Sustainable Emerging Markets Bond Fund
(continued)
14. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
BRL
Brazilian Real
CLP
Chilean Peso
CNY
Chinese Yuan
COP
Colombian Peso
CZK
Czech Koruna
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
KRW
South Korean Won
PEN
Peruvian Nuevo Sol
SGD
Singapore Dollar
THB
Thai Baht
UYU
Uruguayan Peso
Selected Portfolio
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate

Templeton Income Trust
Shareholder Information
37
franklintempleton.com
Semiannual Report
Board Approval of Investment
Management Agreements
TEMPLETON INCOME TRUST
Templeton Sustainable Emerging Markets Bond Fund
(formerly, Templeton Emerging Markets Bond Fund)
(Fund)
At a meeting held on December 9, 2021 (Meeting), the
Board of Trustees (Board) of Templeton Income Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(1940 Act)) of the Trust (Independent Trustees), reviewed
and approved a new investment sub-advisory agreement
between Franklin Advisers, Inc. (Manager), the Fund’s
investment manager, and Templeton Asset Management,
Ltd. (Sub-Adviser), an affiliate of the Manager, on behalf
of the Fund (Sub-Advisory Agreement), for an initial two
year period. The Independent Trustees received advice
from and met separately with Independent Trustee counsel
in considering whether to approve the Sub-Advisory
Agreement.
The Board reviewed and considered information provided
by the Manager at the Meeting with respect to the Sub-
Advisory Agreement. The Board also reviewed and
considered the factors it deemed relevant in approving
the Sub-Advisory Agreement, including, but not limited
to: (i) the nature, extent, and quality of the services to
be provided by the Sub-Adviser; and (ii) the costs of the
services to be provided by the Sub-Adviser. The Board
further reviewed and considered information provided by
management showing the expected impact of hiring the
Sub-Adviser on the Manager’s profitability consistent with
the Order (as defined below). The Board also considered
that management proposed that the Board approve the
Sub-Advisory Agreement in order to facilitate a portfolio
management team change, effective December 15, 2021.
The Board reviewed and further considered the form of
Sub-Advisory Agreement and the terms of the Sub-Advisory
Agreement, which were discussed at the Meeting, noting
that the terms and conditions of the Sub-Advisory Agreement
were substantially similar to the terms and conditions of
sub-advisory agreements for other Franklin Templeton (“FT”)
mutual funds.
In approving the Sub-Advisory Agreement, the Board,
including a majority of the Independent Trustees, determined that the hiring of the Sub-Adviser is in the best interests of the Fund and its shareholders and does not involve a conflict of interest from which the Manager or Sub-Adviser derives
an inappropriate advantage. The Board also determined
that the terms of the Sub-Advisory Agreement are fair and
reasonable. While attention was given to all information
furnished, the following discusses some primary factors
relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services to be provided by the Sub-Adviser and currently
being provided by the Manager and its affiliates to the Fund and its shareholders. In doing so, the Board noted that the
Fund employs a “manager of managers” structure pursuant
to an exemptive order (Order) granted to the Manager by
the U.S. Securities and Exchange Commission, whereby the
Manager and the Fund may, without shareholder approval,
enter into sub-advisory agreements with sub-advisers that
are indirect or direct wholly owned subsidiaries of Franklin
Resources, Inc. (FRI). In particular, with respect to the
Sub-Adviser, the Board took into account that one of two
new portfolio managers proposed to serve as a portfolio
manager for the Fund is an employee of the Sub-Adviser
and helped develop the proprietary ESG scoring system
that is utilized by the Fund. The Board reviewed and
considered information regarding the nature, quality and
extent of investment sub-advisory services to be provided
by the Sub-Adviser to the Fund and its shareholders under
the Sub-Advisory Agreement; the Sub-Adviser’s experience
as a manager of other funds and accounts, including those
within the FT organization; the personnel, operations,
financial condition, and investment management capabilities, methodologies and resources of the Sub-Adviser and the
Sub-Adviser’s capabilities, as demonstrated by, among other
things, its policies and procedures reasonably designed to
prevent violations of the federal securities laws.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of FRI, the parent of the Manager and the Sub-
Adviser, and its commitment to the mutual fund business as
evidenced by its reassessment of fund offerings in response
to the market environment and project initiatives and capital investments relating to the services provided to the Fund
by the FT organization. The Board specifically noted FT’s
commitment to enhancing services and controlling costs, as
reflected in its outsourcing of certain administrative functions,

Templeton Income Trust
Shareholder Information
38
franklintempleton.com
Semiannual Report
and growth opportunities, as evidenced by its acquisition
of the Legg Mason companies. The Board also noted FT’s
attention focused on expanding the distribution opportunities for all funds in the FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services to be provided by the Sub-Adviser to the Fund and its
shareholders.
Fund Performance
The Board noted its review and consideration of the
performance results of the Fund in connection with
the February 2021 annual contract renewal (Annual
Contract Renewal) of the Fund’s investment management
agreement and at regular Board meetings throughout
the year. The Board recalled that in connection with the
Annual Contract Renewal the Board noted that the Fund
commenced operations on April 1, 2013, and thus had
been in operation for less than 10 years. The Board further
recalled management’s continued confidence in the Fund’s
portfolio management team, investment process and
long-term prospects for the Fund. The Board also recalled
that management had continued to add resources to the
portfolio management team as needed and that the sources
of analysis and input had continued to expand. The Board
further recalled its conclusion that the Fund’s management
agreement should be continued for an additional one-year
period, and any proposed changes closely monitored. The
Board noted management’s proposal to retain the Sub-
Adviser and make enhancements to the Fund’s portfolio
management team, 80% policy under Rule 35d-1 under
the 1940 Act and principal investment strategies, all as
presented at the Meeting, and determined that, in light of
these changes, additional time will be needed to evaluate
the effectiveness of management’s actions.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the investment sub-advisory fee to be charged by the Sub-
Adviser. The Board noted that the addition of the Sub-
Adviser will have no impact on the amount of management
fees that are currently paid by the Fund as the Sub-Adviser
will be paid by the Manager out of the management fee that
the Manager receives from the Fund. The Board further
noted that the allocation of the fee between the Manager
and the Sub-Adviser reflected the services to be provided
by each. The Board concluded that the proposed investment
sub-advisory fee is reasonable.
Management Profitability and Economies of Scale
The Board noted management’s belief that the Manager’s
profitability is not expected to materially change as a result of the addition of the Sub-Adviser. The Board determined that
its conclusions regarding profitability and economies of scale reached in connection with the Annual Contract Renewal of
the investment management agreement with the Manager
had not changed as a result of the proposal to approve the
Sub-Advisory Agreement.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the Sub-Advisory Agreement for an initial two year period.
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of the Fund,
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior
to the Meeting, the Independent Trustees held a virtual
contract renewal meeting at which the Independent Trustees
first conferred amongst themselves and Independent
Trustee counsel about contract renewal matters. At that
meeting, they met with senior leadership of the global
macro funds regarding the performance of the funds; and
met with management to request additional information
that the Independent Trustees reviewed and considered
at the Meeting. The Board later had an opportunity for
an expanded discussion with the leadership of the global
macro funds to hear about strategies to deliver improved
investment returns to shareholders. The Board reviewed
and considered all of the factors it deemed relevant in
approving the continuance of the Management Agreement,
including, but not limited to: (i) the nature, extent and quality

Templeton Income Trust
Shareholder Information
39
franklintempleton.com
Semiannual Report
of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services
provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v)
whether fee levels reflect these economies of scale for the
benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continued commitment to providing the
resources important to enhancing the investment process
of the global macro funds for the benefit of the funds and
their shareholders. The Board also acknowledged the
ongoing integration of the Legg Mason family of funds into
the FT family of funds and developing strategies to address
areas of heightened concern in the mutual fund industry,
including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Managers’ parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board was
satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board further reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the
Fund and all retail and institutional emerging markets local currency debt funds. The Fund commenced operations on
April 1, 2013, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized income
return for the one-, three- and five-year periods was above
the median of its Performance Universe. The Board also
noted that the Fund’s annualized total return for the one-year period was above the median and in the first quintile (best)
of its Performance Universe, although for the three- and
five-year periods it had been below the median and in the
fifth quintile (worst) of its Performance Universe. The Board further noted the recent changes to the Fund’s name and
investment strategy (which emphasizes sustainability efforts of emerging market countries in certain environmental,
social and governance categories) and the recent hiring of a new sub-adviser. In light of these developments, the Board
concluded that the Fund’s performance is satisfactory.

Templeton Income Trust
Shareholder Information
40
franklintempleton.com
Semiannual Report
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
as the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each
other fund in the Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and
eight other emerging markets local currency debt funds. The
Board noted that the Management Rate for the Fund was
above the median and in the fifth quintile (most expensive)
of its Expense Group, but its actual total expense ratio was below the median and in the second quintile of its Expense
Group. The Board further noted that the Fund’s actual total
expense ratio reflected a fee waiver from management.
After consideration of the above, the Board concluded that
the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis that
addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management
and other services to each of the individual funds during
the 12-month period ended September 30, 2021, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged by
the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with
respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the

Templeton Income Trust
Shareholder Information
41
franklintempleton.com
Semiannual Report
Fund grows in size. The Board considered management’s
view that any analyses of potential economies of scale in
managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager
incurs across the FT family of funds as a whole. The Board
noted that the Fund does not currently have an asset size
that would likely enable the Fund to achieve economies of
scale. The Board concluded that to the extent economies
of scale may be realized by the Manager and its affiliates,
the Fund’s management fee structure provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Templeton Income Trust
Shareholder Information
42
franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

072 S 08/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton Sustainable Emerging Markets Bond Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Global
Total Return Fund
A Series of Templeton Income Trust
June 30, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
The six months ended June 30, 2022, were characterized by
challenges to the global economy in the form of the lingering economic impacts of COVID-19 and the start of Russia’s
war on Ukraine. Global economies faced commodity price
inflation, tightening financial conditions, weakening global growth, and supply chain disruptions in China. Risk assets
faced strong headwinds, and central bankers across many
countries faced the difficult choice of supporting growth or controlling rising price pressures. Sovereign bond yields rose across much of the world following higher headline inflation data and central bank policy rate hikes, and the U.S. dollar strengthened. Simultaneously, the Russia-Ukraine war
disrupted the flow of energy, food, commodities and goods,
particularly throughout Europe, while increasing both broad
geopolitical instability and the social and economic strains of refugee flight. We expect broader economic strains as
a fallout from the war. Emerging market countries that are
net importers of food and energy will be more vulnerable to
trade shocks and political turmoil stemming from elevated
commodity prices. Despite the challenging macroeconomic
environment, divergences among countries offer
opportunities for outperformance in duration, local-currency sovereign bonds and currencies, and we remain committed
to pursuing our investment objectives.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Global Total Return Fund’s semiannual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Michael Hasenstab, Ph.D.
Executive Vice President,
Chief Investment Officer of Templeton Global Macro
This letter reflects our analysis and opinions as of June 30,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Templeton Global Total Return Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 23
Notes to Financial Statements 27
Shareholder Information 41
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Templeton Global Total Return Fund
This semiannual report for Templeton Global Total Return
Fund covers the period ended June 30, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks total investment return consisting of a
combination of interest income, capital appreciation and
currency gains. Under normal market conditions, the Fund
invests primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of
governments, government agencies and government-related
or corporate issuers worldwide (collectively, “bonds”). Bonds may be denominated and issued in the local currency or
in another currency. Bonds include debt securities of any
maturity, such as bonds, notes, bills and debentures.
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a -13.31% cumulative total return. In comparison,
the global fixed income market, as measured by the Fund’s
benchmark, the Bloomberg Multiverse Index, posted a
-13.97% cumulative total return for the same period.
1
You
can find the Fund’s long-term performance data in the
Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Economic and Market Overview
The six-month period ended June 30, 2022, was
characterized by challenges to the global economy in the
form of the lingering economic impact of COVID-19, the
start of Russia’s war on Ukraine, commodity-price inflation, rising global interest rates, weakening global gross domestic product growth, and supply chain disruptions. Risk assets
faced strong headwinds resulting from tighter financial
conditions.
*Includes securities determined to have no value at 6/30/22.
**Includes foreign government and agency securities, money market funds and other net assets (including derivatives).
Sovereign bond yields rose across most of the world as
many major central banks embarked on policy rate hikes to
curb inflation. Inflation reached multi-decade highs during
the period, with added supply-side pressures coming
from disruptions to the flow of energy, food, commodities
and goods due to the war in Ukraine and the West’s
economic isolation of Russia. Supply chain disruptions were
compounded by China’s implementation of its zero-COVID
policy.
Simultaneously, global economic growth was projected to
decelerate, driven by the disruption of economic activity
and trade following Russia’s invasion of Ukraine, including
a reduction in Russia’s exports of natural gas to Germany,
the economic strains of refugee flight in Europe, volatile
and elevated commodity prices, continued supply chain
disruptions, the effect of COVID-19-related lockdowns in
China, and the reduction of policy support post-COVID-19.
The combination of above-average inflation and below-
average growth raised the spectre of stagflation reminiscent of the 1970s and created a policy dilemma for many central
bankers.
Over the period, developed market sovereign bond yields
trended higher concurrently with falling equity prices and
strength in the U.S. dollar. On the monetary front, the first half of 2022 marked the end of pandemic-era monetary
accommodation by the U.S. Federal Reserve.
Portfolio Composition
6/30/22
% of Total Net
Assets
Foreign Government and Agency Securities 63.6%
U.S. Government and Agency Securities 6.0%
Other 0.0% *
Short-Term Investments & Other Net Assets** 30.4%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

Templeton Global Total Return Fund
4
franklintempleton.com
Semiannual Report
Investment Strategy
We invest selectively in bonds around the world based upon
our assessment of changing market, political and economic
conditions. While seeking opportunities, we consider various factors including evaluation of interest rates, currency
exchange rate changes and credit risks. For purposes of
pursuing its investment goals, the Fund regularly enters into various currency related transactions involving derivative
instruments, principally currency and cross currency
forwards, but it may also use currency and currency index
futures contracts and currency options.
Manager’s Discussion
In bonds, we continued to maintain low portfolio duration,
while aiming at a high overall portfolio yield by holding
compelling risk-adjusted yields in various local-currency
bond markets, specifically in countries with resilient
economies and strong trade dynamics. We were significantly
underweight developed market duration in the U.S. and the
euro area, with a preference for the higher yields available in select emerging market local-currency bonds, notably
including Indonesia, India, Thailand, Brazil, Colombia, and
Mexico. We closed our local-currency positions in Egypt
and Turkey and added new U.S. dollar (USD)-denominated
sovereign credit exposures in Africa, Latin America and Asia.
During the period, we used interest rate swaps to actively
manage duration exposures.
At the beginning of the period, the Fund was overweight
in specific currencies against the USD and the euro. In
Asia, we held notable exposures to the South Korean
won, Chinese yuan, Indian rupee, Indonesian rupiah and
the Singapore dollar, while holding an underweight in the
Japanese yen. We closed our exposure to the Japanese yen
in March 2022, thereby going further underweight, primarily
due to expected depreciation pressures on the currency from
widening rate differentials with the U.S. In April, we exited our underweight position in the Australian dollar which had
been used to hedge against emerging market beta risks, as
we anticipated rising commodity prices to boost Australia’s
terms of trade and support its currency. In EMEA (Europe,
Middle East and Africa), the Fund held overweight positions
in the Norwegian krone, the Swedish krona and the British
pound against the euro. We added a position in the British
pound against the euro in April due to expected monetary
policy divergences between the Bank of England and the
European Central Bank. We closed our exposure to the
Russian ruble. In the Americas, we held long exposures to
the Brazilian real, Chilean peso and Colombian peso against
the USD, and long exposure to the Canadian dollar against
the euro. During the period, we used currency forwards and
currency options to actively manage currency exposures.
During the period, the Fund’s negative absolute performance
was primarily due to currency positions, followed by overall credit exposures and interest-rate strategies. Among
currencies, the Fund’s position in the Russian ruble for
part of the period detracted from absolute results, as
did positions in the South Korean won, Ghanaian cedi,
Argentine peso, Indian rupee and Chinese yuan. However,
the Fund’s position in the Brazilian real against the USD
contributed to absolute performance, as did its position in the
Canadian dollar against the euro. Among credit exposures,
sub-investment-grade sovereign credits detracted from
absolute return. The Fund maintained a defensive approach
regarding interest rates in developed markets, while
holding duration exposures in select emerging markets.
Duration exposures in Ghana and Colombia detracted from
absolute performance, while duration exposure in Argentina
contributed.
On a relative basis, the Fund fared better than that of its
benchmark index primarily due to interest-rate strategies,
followed by overall credit exposures. Currency positions
detracted from relative results. Its lack of duration
exposures in the euro area and Canada contributed to
relative performance, as did underweighted duration
exposures in the U.S., the U.K. and Japan. Overweighted
duration exposure in Argentina also contributed to relative
results, while overweighted duration exposures in Ghana
and Colombia detracted. Among credit exposures,
underweighted exposures to investment-grade corporate
bonds and investment-grade sovereign credits contributed
to relative return, while overweighted exposure to sub-
investment-grade sovereign credits detracted. Among
currencies, the Fund’s overweighted position in the
Russian ruble for part of the period detracted from relative performance, as did overweighted positions in the South
Korean won, Ghanaian cedi, Argentine peso and Indian
rupee. However, the Fund’s underweighted exposure to the
euro contributed to relative results, as did its underweighted position in the Japanese yen. Its overweighted position in
the Brazilian real against the USD also contributed to relative
Geographic Composition
6/30/22
% of Total
Net Assets
Americas 29.8%
Asia Pacific 24.9%
Other Europe 7.9%
Middle East & Africa 7.0%
Short-Term Investments & Other Net Assets 30.4%

Templeton Global Total Return Fund
5
franklintempleton.com
Semiannual Report
results, as did its overweighted position in the Canadian
dollar against the euro.
Thank you for your continued participation in Templeton
Global Total Return Fund. We look forward to serving your
future investment needs.
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho, Ph.D.
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2022
Templeton Global Total Return Fund
6
franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton .com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -13.31% -16.54%
1-Year -16.80% -19.92%
5-Year -20.47% -5.21%
10-Year -1.51% -0.53%
Advisor
6-Month -13.28% -13.28%
1-Year -16.66% -16.66%
5-Year -19.53% -4.25%
10-Year +0.96% +0.10%
See page 7 for Performance Summary footnotes.

Templeton Global Total Return Fund
Performance Summary
7
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Foreign securities involve special risks, including currency fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in developing markets involve heightened risks related to the same factors.
Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. The markets for particular securities or types of securities are or may become relatively illiquid.
Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The
Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/23. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–6/30/22)
Share Class
Net Investment
Income
A $0.3005
C $0.2829
R $0.2900
R6 $0.3175
Advisor $0.3109
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.17% 1.18%
Advisor 0.92% 0.93%

Your Fund’s Expenses
Templeton Global Total Return Fund
8
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $866.90 $5.32 $1,019.09 $5.76 1.15%
C $1,000 $864.90 $7.17 $1,017.11 $7.75 1.55%
R $1,000 $864.80 $6.47 $1,017.85 $7.01 1.40%
R6 $1,000 $867.70 $3.89 $1,020.63 $4.21 0.84%
Advisor $1,000 $867.20 $4.17 $1,020.33 $4.51 0.90%

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.77 $9.98 $11.02 $11.62 $12.04 $12.09
Income from investment operations
a
:
Net investment income
b
............. 0.27 0.63 0.43 0.60 0.67 0.63
Net realized and unrealized gains (losses) (1.40) (1.14) (1.01) (0.46) (0.47) (0.28)
Total from investment operations ........ (1.13) (0.51) (0.58) 0.14 0.20 0.35
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.30) — (0.02) (0.74) (0.62) (0.16)
Tax return of capital ................ — (0.70) (0.44) — — (0.24)
Total distributions ................... (0.30) (0.70) (0.46) (0.74) (0.62) (0.40)
Net asset value, end of period .......... $7.34 $8.77 $9.98 $11.02 $11.62 $12.04
Total return
c
....................... (13.31)% (5.39)% (5.32)% 1.21% 1.69% 2.83%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.18% 1.17% 1.08% 1.04% 1.09% 1.07%
Expenses net of waiver and payments by
affiliates .......................... 1.16% 1.16% 1.06% 0.96% 1.01% 1.02%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.15% 1.16%
e
1.04% 0.93% 1.01%
e
1.02%
e
Net investment income ............... 6.49% 6.67% 4.19% 5.27% 5.62% 5.15%
Supplemental data
Net assets, end of period (000’s) ........ $227,347 $299,056 $482,575 $769,018 $811,990 $921,181
Portfolio turnover rate ................ 15.48% 23.94% 60.89% 27.57% 20.91% 41.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.76 $9.96 $11.01 $11.61 $12.02 $12.07
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.59 0.39 0.56 0.62 0.58
Net realized and unrealized gains (losses) (1.40) (1.14) (1.02) (0.46) (0.46) (0.28)
Total from investment operations ........ (1.15) (0.55) (0.63) 0.10 0.16 0.30
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.28) — (0.01) (0.70) (0.57) (0.14)
Tax return of capital ................ — (0.65) (0.41) — — (0.21)
Total distributions ................... (0.28) (0.65) (0.42) (0.70) (0.57) (0.35)
Net asset value, end of period .......... $7.33 $8.76 $9.96 $11.01 $11.61 $12.02
Total return
c
....................... (13.51)% (5.72)% (5.80)% 0.81% 1.37% 2.43%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.58% 1.56% 1.48% 1.44% 1.49% 1.47%
Expenses net of waiver and payments by
affiliates .......................... 1.56% 1.56%
e
1.46% 1.36% 1.41% 1.42%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.55% 1.56%
f
1.44% 1.33% 1.41%
f
1.42%
f
Net investment income ............... 6.07% 6.21% 3.79% 4.87% 5.22% 4.75%
Supplemental data
Net assets, end of period (000’s) ........ $26,984 $40,591 $113,438 $237,215 $310,561 $398,445
Portfolio turnover rate ................ 15.48% 23.94% 60.89% 27.57% 20.91% 41.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.78 $9.98 $11.03 $11.63 $12.04 $12.09
Income from investment operations
a
:
Net investment income
b
............. 0.26 0.61 0.40 0.58 0.64 0.60
Net realized and unrealized gains (losses) (1.41) (1.14) (1.02) (0.47) (0.46) (0.28)
Total from investment operations ........ (1.15) (0.53) (0.62) 0.11 0.18 0.32
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.29) — (0.02) (0.71) (0.59) (0.15)
Tax return of capital ................ — (0.67) (0.41) — — (0.22)
Total distributions ................... (0.29) (0.67) (0.43) (0.71) (0.59) (0.37)
Net asset value, end of period .......... $7.34 $8.78 $9.98 $11.03 $11.63 $12.04
Total return
c
....................... (13.52)% (5.54)% (5.65)% 0.95% 1.52% 2.58%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.43% 1.42% 1.32% 1.29% 1.34% 1.32%
Expenses net of waiver and payments by
affiliates .......................... 1.41% 1.41% 1.30% 1.21% 1.26% 1.27%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.40% 1.41%
e
1.28% 1.18% 1.26%
e
1.27%
e
Net investment income ............... 6.24% 6.44% 3.89% 5.02% 5.37% 4.90%
Supplemental data
Net assets, end of period (000’s) ........ $3,552 $4,823 $7,741 $7,377 $7,957 $8,788
Portfolio turnover rate ................ 15.48% 23.94% 60.89% 27.57% 20.91% 41.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.78 $9.98 $11.03 $11.63 $12.05 $12.10
Income from investment operations
a
:
Net investment income
b
............. 0.28 0.66 0.47 0.65 0.71 0.68
Net realized and unrealized gains (losses) (1.40) (1.13) (1.02) (0.47) (0.47) (0.29)
Total from investment operations ........ (1.12) (0.47) (0.55) 0.18 0.24 0.39
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.32) — (0.02) (0.78) (0.66) (0.17)
Tax return of capital ................ — (0.73) (0.48) — — (0.27)
Total distributions ................... (0.32) (0.73) (0.50) (0.78) (0.66) (0.44)
Net asset value, end of period .......... $7.34 $8.78 $9.98 $11.03 $11.63 $12.05
Total return
c
....................... (13.23)% (4.91)% (5.05)% 1.57% 2.06% 3.22%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.89% 0.79% 0.71% 0.69% 0.73% 0.69%
Expenses net of waiver and payments by
affiliates .......................... 0.85% 0.77% 0.69% 0.60% 0.65% 0.64%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.84% 0.77%
e
0.67% 0.57% 0.65%
e
0.64%
e
Net investment income ............... 6.73% 7.01% 4.57% 5.63% 5.98% 5.53%
Supplemental data
Net assets, end of period (000’s) ........ $76,077 $170,830 $294,519 $876,665 $986,689 $1,058,884
Portfolio turnover rate ................ 15.48% 23.94% 60.89% 27.57% 20.91% 41.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.79 $10.00 $11.04 $11.64 $12.05 $12.10
Income from investment operations
a
:
Net investment income
b
............. 0.28 0.65 0.46 0.63 0.70 0.66
Net realized and unrealized gains (losses) (1.41) (1.14) (1.02) (0.46) (0.46) (0.28)
Total from investment operations ........ (1.13) (0.49) (0.56) 0.17 0.24 0.38
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.31) — (0.02) (0.77) (0.65) (0.17)
Tax return of capital ................ — (0.72) (0.46) — — (0.26)
Total distributions ................... (0.31) (0.72) (0.48) (0.77) (0.65) (0.43)
Net asset value, end of period .......... $7.35 $8.79 $10.00 $11.04 $11.64 $12.05
Total return
c
....................... (13.28)% (5.14)% (5.07)% 1.46% 2.03% 3.08%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.93% 0.92% 0.83% 0.79% 0.84% 0.82%
Expenses net of waiver and payments by
affiliates .......................... 0.91% 0.91% 0.81% 0.71% 0.76% 0.77%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.90% 0.91%
e
0.78% 0.68% 0.76%
e
0.77%
e
Net investment income ............... 6.73% 6.84% 4.48% 5.52% 5.87% 5.40%
Supplemental data
Net assets, end of period (000’s) ........ $298,430 $424,413 $1,104,754 $2,684,044 $2,992,808 $3,117,593
Portfolio turnover rate ................ 15.48% 23.94% 60.89% 27.57% 20.91% 41.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Schedule of Investments (unaudited), June 30, 2022
Templeton Global Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 434,200,485 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 50,014,925 —
—
Total Common Stocks (Cost $1,645,359) .......................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 37,071,626 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 13,970,079 EUR —
a,d,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Multiline Retail 17,054,640 —
—
Total Corporate Bonds (Cost $46,940,536) ......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 63.6%
Argentina 3.5%
f
Argentina BONCER ,
Index Linked, 1.4%, 3/25/23 ....... 354,110,642 ARS 1,324,183
Index Linked, 1.5%, 3/25/24 ....... 5,351,245,305 ARS 16,803,125
Argentina Government Bond ,
16%, 10/17/23 ................. 483,949,200 ARS 1,132,621
15.5%, 10/17/26 ................ 2,527,300,600 ARS 2,956,995
22,216,924
Brazil 2.0%
Brazil Notas do Tesouro Nacional, 10%,
1/01/27 ...................... 72,690,000 BRL 12,648,205
Colombia 7.2%
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 32,209,000,000 COP 7,746,549
B, 6.25%, 11/26/25 .............. 9,412,000,000 COP 1,992,272
B, 7.5%, 8/26/26 ............... 137,696,000,000 COP 29,644,006
B, 5.75%, 11/03/27 .............. 6,893,000,000 COP 1,315,169
B, 6%, 4/28/28 ................. 1,110,000,000 COP 210,271
B, 7.75%, 9/18/30 .............. 4,638,000,000 COP 908,495
B, 7%, 6/30/32 ................. 21,094,000,000 COP 3,771,891
45,588,653
Dominican Republic 1.9%
e
Dominican Republic Government Bond ,
Senior Bond, 144A, 5.3%, 1/21/41 .. 8,400,000 5,850,954
Senior Bond, 144A, 6.4%, 6/05/49 .. 1,460,000 1,094,318
Senior Bond, 144A, 5.875%, 1/30/60 7,210,000 4,951,581
11,896,853

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ecuador 4.5%
e
Ecuador Government Bond ,
Senior Bond, 144A, 1%, 7/31/35 .... 33,616,000 $ 16,269,517
Senior Note, 144A, 5%, 7/31/30 .... 19,217,000 12,484,959
28,754,476
Egypt 3.0%
e
Egypt Government Bond ,
Senior Bond, 144A, 7.625%, 5/29/32 1,330,000 874,761
Senior Bond, 144A, 7.3%, 9/30/33 .. 7,530,000 4,854,990
Senior Bond, 144A, 8.5%, 1/31/47 .. 8,190,000 4,876,629
Senior Bond, 144A, 7.903%, 2/21/48 1,080,000 620,806
Senior Bond, 144A, 8.7%, 3/01/49 .. 820,000 492,016
Senior Bond, 144A, 8.875%, 5/29/50 3,120,000 1,904,401
Senior Bond, 144A, 8.75%, 9/30/51 . 6,580,000 3,982,170
Senior Bond, 144A, 7.5%, 2/16/61 .. 2,370,000 1,325,721
18,931,494
Ghana 4.0%
Ghana Government Bond ,
17.6%, 11/28/22 ................ 1,250,000 GHS 151,535
20.75%, 1/16/23 ................ 3,200,000 GHS 389,311
16.5%, 2/06/23 ................ 5,210,000 GHS 616,914
18.85%, 9/28/23 ................ 8,700,000 GHS 985,229
19.25%, 12/18/23 ............... 2,890,000 GHS 323,390
19%, 11/02/26 ................. 134,400,000 GHS 12,279,060
19.75%, 3/15/32 ................ 117,734,000 GHS 9,501,394
Senior Note, 18.5%, 1/02/23 ...... 1,920,000 GHS 231,902
Senior Note, 17.6%, 2/20/23 ...... 480,000 GHS 56,949
Senior Note, 17.25%, 7/31/23 ...... 7,010,000 GHS 792,919
Senior Note, 18.3%, 3/02/26 ...... 990,000 GHS 92,211
25,420,814
India 4.5%
India Government Bond ,
7.59%, 1/11/26 ................. 124,600,000 INR 1,600,536
7.27%, 4/08/26 ................ 2,050,200,000 INR 26,056,870
Senior Note, 5.22%, 6/15/25 ...... 75,000,000 INR 906,980
28,564,386
Indonesia 8.8%
Indonesia Government Bond ,
FR44, 10%, 9/15/24 ............. 15,790,000,000 IDR 1,167,002
FR46, 9.5%, 7/15/23 ............ 318,861,000,000 IDR 22,478,978
FR59, 7%, 5/15/27 .............. 150,718,000,000 IDR 10,395,217
FR81, 6.5%, 6/15/25 ............ 14,790,000,000 IDR 1,019,093
FR86, 5.5%, 4/15/26 ............ 315,285,000,000 IDR 20,793,255
55,853,545
Mexico 4.7%
Mexican Bonos Desarr Fixed Rate, M,
Senior Bond, 8%, 12/07/23 ........ 605,755,000 MXN 29,548,515
Mongolia 0.9%
e
Mongolia Government Bond ,
Senior Bond, 144A, 4.45%, 7/07/31 . 5,570,000 4,288,516

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mongolia (continued)
e
Mongolia Government Bond, (continued)
Senior Note, 144A, 5.125%, 4/07/26 . 200,000 $ 180,486
Senior Note, 144A, 3.5%, 7/07/27 .. 1,380,000 1,121,168
5,590,170
Norway 6.1%
e
Norway Government Bond ,
Senior Bond, 144A, Reg S, 2%,
5/24/23 ...................... 156,261,000 NOK 15,815,786
Senior Bond, 144A, Reg S, 3%,
3/14/24 ...................... 224,500,000 NOK 22,870,649
38,686,435
South Korea 4.7%
Korea Treasury Bond ,
1.375%, 9/10/24 ................ 18,210,900,000 KRW 13,493,684
3%, 9/10/24 ................... 20,810,000,000 KRW 15,967,644
29,461,328
Sri Lanka 0.5%
e,g
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.85%, 11/03/25 2,100,000 692,546
Senior Bond, 144A, 6.2%, 5/11/27 .. 5,300,000 1,724,171
Senior Bond, 144A, 6.75%, 4/18/28 . 460,000 148,462
Senior Bond, 144A, 7.85%, 3/14/29 . 659,000 216,330
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 64,904
Senior Note, 144A, 6.35%, 6/28/24 .. 620,000 201,426
3,047,839
Thailand 5.5%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 525,560,000 THB 14,548,166
1%, 6/17/27 ................... 402,200,000 THB 10,622,070
Senior Note, 0.66%, 11/22/23 ...... 339,470,000 THB 9,521,067
34,691,303
United Kingdom 1.8%
e
United Kingdom Gilt, Reg S, 0.125%,
1/31/23 ...................... 9,168,000 GBP 11,063,787
Total Foreign Government and Agency Securities (Cost $670,026,387) ............
401,964,727
U.S. Government and Agency Securities 6.0%
United States 6.0%
U.S. Treasury Notes ,
2.625%, 12/31/25 ............... 16,863,000 16,629,487
1.625%, 2/15/26 ................ 9,110,000 8,661,262
2.125%, 5/31/26 ................ 4,164,000 4,023,709
1.625%, 10/31/26 ............... 9,120,000 8,591,681
37,906,139
Total U.S. Government and Agency Securities (Cost $40,872,873) .................
37,906,139

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 2,168,033 $ —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $759,485,155) ...............................
439,870,866
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.1%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, September Strike
Price 21.67 MXN, Expires 9/27/22 .. 1 14,997,000 132,285
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 12,817,000 285,915
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 12,818,000 251,831
670,031
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, July Strike Price
19.19 MXN, Expires 7/21/22 ....... 1 26,569,000 8,149
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.41 MXN, Expires 8/11/22 .. 1 5,983,000 12,836
Foreign Exchange USD/MXN,
Counterparty CITI, July Strike Price
19.88 MXN, Expires 7/21/22 ....... 1 26,569,000 116,035
137,020
Total Options Purchased (Cost $3,015,347) .....................................
807,051
Short Term Investments 25.9%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 18.4%
Brazil 9.7%
h
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 4,500,000 BRL 711,254
7/01/24 ...................... 116,410,000 BRL 17,380,653
1/01/25 ...................... 307,150,000 BRL 43,405,797
61,497,704
Singapore 5.7%
h
Singapore Treasury Bills ,
8/12/22 ...................... 2,000,000 SGD 1,436,168
10/18/22 ..................... 45,100,000 SGD 32,252,750

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Singapore (continued)
h
Singapore Treasury Bills, (continued)
1/24/23 ...................... 2,950,000 SGD $ 2,097,003
35,785,921
United Kingdom 3.0%
h
United Kingdom Treasury Bills ,
7/11/22 ...................... 940,000 GBP 1,143,716
7/25/22 ...................... 2,930,000 GBP 3,563,564
8/01/22 ...................... 4,660,000 GBP 5,666,519
10/24/22 ..................... 7,084,000 GBP 8,579,944
18,953,743
Total Foreign Government and Agency Securities (Cost $124,195,261) ............
116,237,368
Shares
Money Market Funds 7.5%
United States 7.5%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ......... 47,113,940 47,113,940
Total Money Market Funds (Cost $47,113,940) ..................................
47,113,940
a a a a a
Total Short Term Investments (Cost $171,309,201 ) ...............................
163,351,308
a a a
Total Investments (Cost $933,809,703) 95.6% ...................................
$604,029,225
Options Written (0.0)%
†
......................................................
(258,087)
Other Assets, less Liabilities 4.4% .............................................
28,617,792
Net Assets 100.0% ...........................................................
$632,388,930
a a a
a
Number of
Contracts
Notional
Amount
#
k
Options Written (0.0)%
†
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.06 MXN, Expires 8/11/22 .. 1 5,983,000 (12,868)
Foreign Exchange USD/MXN,
Counterparty CITI, September Strike
Price 23.09 MXN, Expires 9/27/22 .. 1 7,499,000 (24,527)
(37,395)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, July Strike Price
19.60 MXN, Expires 7/21/22 ....... 1 53,138,000 (80,027)

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
k
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.50 MXN, Expires 8/11/22 .. 1 5,983,000 $ (140,665)
(220,692)
Total Options Written (Premiums received $821,177) ............................
$ (258,087)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
b
Non-income producing.
c
See Note 11 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $117,971,054, representing 18.7% of net assets.
f
Redemption price at maturity is adjusted for inflation. See Note 1(f).
g
See Note 7 regarding credit risk and defaulted securities.
h
The security was issued on a discount basis with no stated coupon rate.
i
See Note 3(f) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
See Note 1(c) regarding written options.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
At June 30, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 999,725,100 13,049,197 7/11/22 $ — $ (396,305)
Indian Rupee ...... HSBK Sell 210,000,000 2,678,230 7/11/22 20,392 —
Chinese Yuan ...... CITI Buy 68,911,510 10,692,575 7/12/22 — (396,890)
Chinese Yuan ...... CITI Sell 62,620,000 9,351,852 7/12/22 — (3,854)
Indian Rupee ...... HSBK Buy 993,892,000 12,962,569 7/12/22 — (384,740)
Chinese Yuan ...... HSBK Buy 23,508,820 3,656,854 7/18/22 — (144,821)
Euro ............. DBAB Sell 3,019,074 30,350,750 SEK 7/19/22 — (198,483)
Japanese Yen ...... CITI Buy 4,406,667,000 38,926,006 7/20/22 — (6,423,602)
Japanese Yen ...... CITI Sell 4,406,667,000 38,830,538 7/20/22 6,328,135 —
Euro ............. CITI Buy 5,620,000 5,934,776 7/21/22 — (39,179)
Euro ............. CITI Sell 5,620,000 6,583,673 7/21/22 688,076 —
South Korean Won .. JPHQ Buy 22,407,000,000 18,767,904 7/21/22 — (1,378,974)
South Korean Won .. JPHQ Sell 10,500,000,000 8,069,474 7/21/22 — (79,040)
Singapore Dollar .... CITI Buy 3,280,000 2,406,500 7/25/22 — (45,588)
Euro ............. CITI Buy 14,070,000 14,862,844 7/26/22 — (97,864)
Euro ............. CITI Sell 14,070,000 16,479,347 7/26/22 1,714,367 —
Indian Rupee ...... JPHQ Buy 297,586,900 3,907,904 7/27/22 — (147,460)
South Korean Won .. DBAB Buy 73,000,000,000 59,205,191 7/28/22 — (2,547,555)
Chilean Peso ...... GSCO Buy 2,725,603,200 3,161,769 7/29/22 — (205,599)
South Korean Won .. BNDP Buy 13,543,700,000 10,699,716 8/02/22 — (187,231)
Canadian Dollar .... HSBK Sell 9,870,000 7,220,480 EUR 8/03/22 — (85,959)
Euro ............. HSBK Sell 66,408,364 95,944,582 CAD 8/03/22 4,805,178 —
South Korean Won .. CITI Buy 13,227,400,000 11,026,509 8/03/22 — (759,374)
Chilean Peso ...... GSCO Buy 4,748,107,280 5,657,223 8/08/22 — (518,304)
Chilean Peso ...... JPHQ Buy 4,426,090,000 5,365,283 8/08/22 — (574,886)
Chilean Peso ...... JPHQ Sell 4,426,090,000 4,871,061 8/08/22 80,664 —
Chinese Yuan ...... JPHQ Buy 106,169,010 15,750,443 8/11/22 106,092 —
Chilean Peso ...... GSCO Buy 2,490,030,000 2,844,026 8/16/22 — (154,007)
Euro ............. DBAB Sell 27,635,441 289,890,248 SEK 8/17/22 — (663,369)
Euro ............. JPHQ Sell 2,315,563 24,300,000 SEK 8/17/22 — (54,583)
Swedish Krona ..... DBAB Sell 35,020,000 3,272,717 EUR 8/17/22 11,012 —
Chilean Peso ...... GSCO Buy 4,873,629,902 5,621,257 8/19/22 — (359,842)
Chinese Yuan ...... JPHQ Buy 69,110,470 10,808,340 8/22/22 — (487,170)
Russian Ruble ..... JPHQ Buy 409,323,200 5,123,247 8/24/22 1,680,875 —
Russian Ruble ..... JPHQ Sell 409,323,200 3,149,453 8/24/22 — (3,654,670)
Mexican Peso ...... CITI Sell 2,374,000 117,881 8/31/22 1,106 —
Mexican Peso ...... MSCO Buy 32,640,000 1,622,527 8/31/22 — (17,002)
Mexican Peso ...... MSCO Sell 185,841,000 8,869,634 8/31/22 — (271,677)
Chilean Peso ...... GSCO Buy 4,022,440,000 4,843,396 9/02/22 — (514,932)
Chilean Peso ...... GSCO Buy 4,022,439,044 4,780,934 9/06/22 — (456,112)
South Korean Won .. CITI Buy 4,625,900,000 3,675,433 9/06/22 — (81,321)
South Korean Won .. CITI Buy 18,190,000,000 14,678,825 9/07/22 — (545,559)
Russian Ruble ..... DBAB Buy 1,193,258,200 14,858,152 9/15/22 4,200,207 —
Russian Ruble ..... DBAB Sell 1,193,258,200 9,066,570 9/15/22 — (9,991,789)
Euro ............. DBAB Sell 15,279,343 161,330,000 SEK 9/19/22 — (279,199)
Euro ............. JPHQ Sell 20,709,106 205,956,200 NOK 9/19/22 — (875,527)
Norwegian Krone ... JPHQ Sell 38,200,000 3,835,033 EUR 9/19/22 156,050 —
Australian Dollar .... CITI Buy 9,570,100 7,076,993 9/21/22 — (466,916)
Australian Dollar .... CITI Sell 9,570,100 7,007,151 9/21/22 397,073 —
Chilean Peso ...... GSCO Buy 7,039,267,283 8,422,701 9/21/22 — (877,339)
Chinese Yuan ...... BOFA Buy 88,647,670 13,183,770 9/21/22 53,540 —
Chinese Yuan ...... HSBK Buy 184,710,190 27,519,376 9/21/22 62,466 —

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
At June 30, 2022, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Indian Rupee ...... SCNY Buy 556,800,000 7,066,887 9/21/22 $ — $ (67,574)
New Zealand Dollar . BOFA Buy 7,120,000 4,456,408 9/21/22 — (14,084)
New Zealand Dollar . BOFA Sell 6,360,000 3,999,899 9/21/22 31,756 —
New Zealand Dollar . CITI Buy 8,370,000 5,695,718 9/21/22 — (473,492)
New Zealand Dollar . JPHQ Buy 18,800,000 12,819,156 9/21/22 — (1,089,424)
Euro ............. HSBK Buy 2,890,000 3,065,626 9/22/22 — (19,519)
Euro ............. HSBK Sell 21,550,000 24,093,547 9/22/22 1,379,499 —
Chilean Peso ...... GSCO Buy 1,881,820,000 2,267,963 10/11/22 — (258,607)
Indian Rupee ...... CITI Buy 828,586,800 10,721,879 10/11/22 — (324,976)
Euro ............. DBAB Sell 11,729,562 122,103,913 SEK 10/12/22 — (394,102)
Euro ............. HSBK Sell 12,360,000 12,977,197 10/12/22 — (71,632)
Indian Rupee ...... CITI Buy 270,784,000 3,517,589 10/12/22 — (120,176)
Singapore Dollar .... MSCO Buy 3,270,000 2,400,352 10/21/22 — (44,100)
Euro ............. BZWS Sell 8,627,000 9,450,447 10/25/22 331,875 —
Euro ............. DBAB Sell 3,851,100 3,250,000 GBP 10/25/22 — (105,027)
Euro ............. DBAB Sell 11,280,000 12,340,305 10/25/22 417,564 —
Chilean Peso ...... JPHQ Buy 4,526,493,553 5,461,503 10/26/22 — (640,973)
Euro ............. HSBK Sell 20,450,833 28,032,161 CAD 11/03/22 149,876 —
Indian Rupee ...... CITI Buy 408,835,000 5,235,433 11/10/22 — (119,856)
Indian Rupee ...... HSBK Buy 257,214,374 3,264,805 11/14/22 — (47,597)
Mexican Peso ...... MSCO Sell 70,825,000 3,489,673 12/06/22 71,038 —
Chinese Yuan ...... BOFA Buy 134,698,690 20,166,286 12/08/22 — (37,944)
Chinese Yuan ...... JPHQ Buy 66,647,640 9,969,580 12/09/22 — (10,152)
South Korean Won .. JPHQ Buy 7,726,500,000 6,131,656 12/14/22 — (105,867)
Indian Rupee ...... CITI Buy 821,108,980 10,375,398 12/15/22 — (134,912)
Chilean Peso ...... JPHQ Buy 4,526,506,447 4,933,522 12/27/22 — (165,612)
Mexican Peso ...... MSCO Sell 110,190,000 5,044,175 12/27/22 — (252,247)
Euro ............. DBAB Sell 11,335,000 12,491,214 1/25/23 414,694 —
Chilean Peso ...... GSCO Buy 2,675,860,000 3,168,198 3/07/23 — (378,547)
Euro ............. BZWS Sell 4,048,000 4,496,093 4/25/23 155,315 —
Total Forward Exchange Contracts ................................................... $23,256,850 $(39,243,142)
Net unrealized appreciation (depreciation) ............................................ $(15,986,292)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.762% ... Annual 3/15/27 $13,000,000 $ 534,956 $ — $ 534,956
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.811% ... Annual 3/15/32 6,700,000 531,243 — 531,243

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.176% ... Annual 3/28/32 $3,330,000 $ 169,996 $ — $ 169,996
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.257% ... Annual 3/30/32 3,330,000 136,877 — 136,877
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.253% ... Annual 3/31/32 3,320,000 147,411 — 147,411
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.418% ... Annual 4/11/32 4,260,000 118,967 — 118,967
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.463% ... Annual 4/18/32 1,330,000 32,450 — 32,450
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.541% ... Annual 4/19/32 710,000 12,495 — 12,495
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.549% ... Annual 4/19/32 1,750,000 29,569 — 29,569
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.67% .... Annual 4/21/32 1,720,000 11,035 — 11,035
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.645% ... Annual 5/16/32 425,000 4,430 — 4,430
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.741% ... Annual 5/19/32 1,400,000 2,882 — 2,882
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.662% ... Annual 6/02/32 1,824,000 23,902 — 23,902
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.989% ... Annual 6/30/32 1,421,000 (19,132) — (19,132)
Total Interest Rate Swap Contracts ............................... $1,737,081 $ — $1,737,081
See Note 12 regarding other derivative information.
See Abbreviations on page 40.

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
Templeton
Global Total
Return Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $886,695,763
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 47,113,940
Value - Unaffiliated issuers .................................................................. $556,915,285
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 47,113,940
Cash .................................................................................... 11,834,552
Restricted currency, at value (cost $1,088,683) (Note 1d) ............................................. 1,020,870
Foreign currency, at value (cost $1,385,622) ...................................................... 1,327,759
Receivables:
Capital shares sold ........................................................................ 222,253
Interest ................................................................................. 10,049,676
Foreign tax refund ......................................................................... 57,046
Deposits with brokers for:
OTC derivative contracts .................................................................. 22,230,000
Centrally cleared swap contracts ............................................................ 1,924,396
Unrealized appreciation on OTC forward exchange contracts .......................................... 23,256,850
Total assets .......................................................................... 675,952,627
Liabilities:
Payables:
Investment securities purchased .............................................................. 570
Capital shares redeemed ................................................................... 1,133,515
Management fees ......................................................................... 360,834
Distribution fees .......................................................................... 66,609
Transfer agent fees ........................................................................ 298,155
Trustees' fees and expenses ................................................................. 8,793
Variation margin on centrally cleared swap contracts ............................................... 444,476
Deposits from brokers for:
OTC derivative contracts .................................................................. 360,000
Options written, at value (premiums received $821,177) .............................................. 258,087
Unrealized depreciation on OTC forward exchange contracts .......................................... 39,243,142
Accrued expenses and other liabilities ........................................................... 1,389,516
Total liabilities ......................................................................... 43,563,697
Net assets, at value ................................................................. $632,388,930
Net assets consist of:
Paid-in capital ............................................................................. $1,614,176,541
Total distributable earnings (losses) ............................................................. (981,787,611)
Net assets, at value ................................................................. $632,388,930

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
Templeton
Global Total
Return Fund
Class A:
Net assets, at value ....................................................................... $227,346,551
Shares outstanding ........................................................................ 30,991,365
Net asset value per share
a
.................................................................. $7.34
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $7.63
Class C:
Net assets, at value ....................................................................... $26,983,976
Shares outstanding ........................................................................ 3,682,428
Net asset value and maximum offering price per share
a
............................................. $7.33
Class R:
Net assets, at value ....................................................................... $3,551,851
Shares outstanding ........................................................................ 483,845
Net asset value and maximum offering price per share ............................................. $7.34
Class R6:
Net assets, at value ....................................................................... $76,076,576
Shares outstanding ........................................................................ 10,365,953
Net asset value and maximum offering price per share ............................................. $7.34
Advisor Class:
Net assets, at value ....................................................................... $298,429,976
Shares outstanding ........................................................................ 40,595,462
Net asset value and maximum offering price per share ............................................. $7.35
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
Templeton
Global Total
Return Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $49,561
Interest: (net of foreign taxes of $459,373)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 8,074,190
Paid in cash
a
........................................................................... 23,191,074
Total investment income ................................................................... 31,314,825
Expenses:
Management fees (Note 3 a ) ................................................................... 2,719,211
Distribution fees: (Note 3c )
    Class A ................................................................................ 335,983
    Class C ................................................................................ 111,355
    Class R ................................................................................ 10,415
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 118,684
    Class C ................................................................................ 15,319
    Class R ................................................................................ 1,842
    Class R6 ............................................................................... 35,565
    Advisor Class ............................................................................ 166,975
Custodian fees (Note 4 ) ...................................................................... 402,319
Reports to shareholders fees .................................................................. 99,407
Registration and filing fees .................................................................... 47,271
Professional fees ........................................................................... 70,908
Trustees' fees and expenses .................................................................. 60,674
Other .................................................................................... 51,075
Total expenses ......................................................................... 4,247,003
Expense reductions (Note 4 ) ............................................................... (31,024)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (103,124)
Net expenses ......................................................................... 4,112,855
Net investment income ................................................................ 27,201,970
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $372,142)
Unaffiliated issuers ...................................................................... (45,861,284)
Written options ........................................................................... 1,803,851
Foreign currency transactions ................................................................ 1,375,609
Forward exchange contracts ................................................................. (27,367,241)
Net realized gain (loss) .................................................................. (70,049,065)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (49,407,629)
Translation of other assets and liabilities denominated in foreign currencies .............................. (308,469)
Written options ........................................................................... (1,145,180)
Forward exchange contracts ................................................................. (14,968,515)
Swap contracts ........................................................................... 1,737,081
Change in deferred taxes on unrealized appreciation ............................................... 588,509
Net change in unrealized appreciation (depreciation) ............................................ (63,504,203)
Net realized and unrealized gain (loss) ............................................................ (133,553,268)
Net increase (decrease) in net assets resulting from operations .......................................... $(106,351,298)
a
Includes amortization of premium and accretion of discount.

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report {Footer Text}
26
Templeton Global Total Return Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $27,201,970 $99,109,733
Net realized gain (loss) ................................................. (70,049,065) (292,219,793)
Net change in unrealized appreciation (depreciation) ........................... (63,504,203) 117,035,760
Net increase (decrease) in net assets resulting from operations ................ (106,351,298) (76,074,300)
Distributions to shareholders:
Class A ............................................................. (9,661,633) —
Class C ............................................................. (1,142,746) —
Class R ............................................................. (144,579) —
Class R6 ............................................................ (4,891,606) —
Advisor Class ........................................................ (13,878,598) —
Distributions to shareholders from tax return of capital:
Class A ............................................................. — (30,448,824)
Class C ............................................................. — (5,080,573)
Class R ............................................................. — (484,917)
Class R6 ............................................................ — (17,832,933)
Advisor Class ........................................................ — (54,993,271)
Total distributions to shareholders .......................................... (29,719,162) (108,840,518)
Capital share transactions: (Note 2 )
Class A ............................................................. (25,860,334) (131,576,618)
Class C ............................................................. (7,947,060) (63,666,922)
Class R ............................................................. (564,772) (2,105,564)
Class R6 ............................................................ (73,807,214) (94,091,202)
Advisor Class ........................................................ (63,073,827) (586,959,303)
Total capital share transactions ............................................ (171,253,207) (878,399,609)
Net increase (decrease) in net assets ................................... (307,323,667) (1,063,314,427)
Net assets:
Beginning of period ..................................................... 939,712,597 2,003,027,024
End of period .......................................................... $632,388,930 $939,712,597

Templeton Income Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Templeton Global Total Return Fund
1. Organization and Significant Accounting Policies
Templeton Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
Global Total Return Fund (Fund) is included in this report.
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Total Return Fund
(continued)
such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Total Return Fund
(continued)
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized depreciation and
appreciation until the payments are made, at which time they are realized.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 12 regarding other derivative information.
d. Restricted Currency
At June 30, 2022, the Fund held currencies in certain
markets in which the ability to repatriate such currency is
limited. As a result of such limitations on repatriation, the
Fund may incur substantial delays in gaining access to these assets and may be exposed to potential adverse movements
in currency value.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Total Return Fund
(continued)
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statement of Operations.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Total Return Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 2,073,133 $17,472,013 10,894,207 $102,795,619
Shares issued in reinvestment of distributions .......... 1,060,985 8,702,908 2,590,205 24,336,012
Shares redeemed ............................... (6,226,549) (52,035,255) (27,770,053) (258,708,249)
Net increase (decrease) .......................... (3,092,431) $(25,860,334) (14,285,641) $(131,576,618)
Class C Shares:
Shares sold ................................... 153,999 $1,275,513 526,361 $4,902,146
Shares issued in reinvestment of distributions .......... 135,354 1,110,669 518,088 4,903,645
Shares redeemed
a
.............................. (1,239,093) (10,333,242) (7,799,867) (73,472,713)
Net increase (decrease) .......................... (949,740) $(7,947,060) (6,755,418) $(63,666,922)
Class R Shares:
Shares sold ................................... 28,826 $236,519 181,030 $1,731,229
Shares issued in reinvestment of distributions .......... 17,141 140,701 50,428 475,946
Shares redeemed ............................... (111,427) (941,992) (457,595) (4,312,739)
Net increase (decrease) .......................... (65,460) $(564,772) (226,137) $(2,105,564)
Class R6 Shares:
Shares sold ................................... 422,997 $3,585,133 4,889,790 $45,765,527
Shares issued in reinvestment of distributions .......... 289,877 2,383,684 1,088,543 10,318,585
Shares redeemed ............................... (9,807,499) (79,776,031) (16,020,781) (150,175,314)
Net increase (decrease) .......................... (9,094,625) $(73,807,214) (10,042,448) $(94,091,202)
Advisor Class Shares:
Shares sold ................................... 7,148,674 $60,202,795 30,970,594 $291,205,951
Shares issued in reinvestment of distributions .......... 1,482,691 12,207,091 5,072,593 48,042,025
Shares redeemed ............................... (16,312,970) (135,483,713) (98,294,651) (926,207,279)
Net increase (decrease) .......................... (7,681,605) $(63,073,827) (62,251,464) $(586,959,303)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Total Return Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective investment management fee rate was 0.662% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.700% Up to and including $200 million
0.650% Over $200 million, up to and including $1.3 billion
0.600% Over $1.3 billion, up to and including $2.5 billion
0.585% Over $2.5 billion, up to and including $5 billion
0.575% Over $5 billion, up to and including $10 billion
0.565% In excess of $10 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $1,342
CDSC retained .............................................................................. $25,500
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Total Return Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2022, the Fund paid transfer agent fees of $338,385, of which $259,843 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2023.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Total Return Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $ 21,628,901 $ 358,367,606 $ (332,882,567) $ — $ — $ 47,113,940 47,113,940 $ 49,561
Total Affiliated Securities ... $21,628,901 $358,367,606 $(332,882,567) $— $— $47,113,940 $49,561
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Total Return Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2021, the Fund deferred late-year ordinary losses of $22,520,057.
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, foreign capital gains tax, payments-in-kind, bond discounts and premiums, tax straddles and inflation related adjustments on foreign securities.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, aggregated
$98,767,321 and $261,527,528, respectively.
7. Credit Risk and Defaulted Securities
At June 30, 2022, the Fund had 32.0% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June
30, 2022, the aggregate value of these securities was $3,047,839, representing 0.5% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $519,629,681
Cost of investments .......................................................................... $954,503,789
Unrealized appreciation ........................................................................ $45,610,604
Unrealized depreciation ........................................................................ (410,436,852)
Net unrealized appreciation (depreciation) .......................................................... $(364,826,248)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Total Return Fund
(continued)
At June 30, 2022, the Fund had 3.7% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in
Argentina could continue to affect the value of the Fund's holdings.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Total Return Fund
434,200,485
a
K2016470219 South Africa Ltd., A ............... 2/22/11 - 2/01/17 $ 1,608,225 $ —
50,014,925
a
K2016470219 South Africa Ltd., B ............... 2/01/17 37,134 —
Total Restricted Securities (Value is —% of Net Assets) .............. $1,645,359 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $0 as of June 30, 2022.
8. Concentration of Risk
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Total Return Fund
(continued)
12. Other Derivative Information
At June 30, 2022, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2022, the average month end notional amount of swap contracts and options represented
$22,132,143 and $166,715,857, respectively. The average month end contract value of forward exchange contracts was
$1,152,429,198.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Total Return Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ 1,756,213
a
Variation margin on centrally
cleared swap contracts
$ 19,132
a
Foreign exchange contracts ..
Investments in securities, at value 807,051
b
Options written, at value 258,087
Unrealized appreciation on OTC
forward exchange contracts
23,256,850 Unrealized depreciation on OTC
forward exchange contracts
39,243,142
Total .................... $25,820,114 $39,520,361
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Global Total Return Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $— Swap contracts $1,737,081
Foreign exchange contracts .....
Investments (2,610,069)
a
Investments 1,270,621
a
Written options 1,803,851 Written options (1,145,180)
Forward exchange contracts (27,367,241) Forward exchange contracts (14,968,515)
Total ....................... $(28,173,459) $(13,105,993)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Total Return Fund
(continued)
At June 30, 2022, OTC derivative assets and liabilities are as follows:
At June 30, 2022, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Total Return Fund
Derivatives
Forward exchange contracts ............................. $ 23,256,850 $ 39,243,142
Options purchased ..................................... 807,051 —
Options written ........................................ — 258,087
Total ............................................. $24,063,901 $39,501,229
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton Global Total Return Fund
Counterparty
BNDP ................... $— $— $— $— $—
BOFA .................... 85,296 (52,028) — — 33,268
BZWS ................... 487,190 — — (360,000) 127,190
CITI ..................... 9,385,226 (9,385,226) — — —
DBAB ................... 5,043,477 (5,043,477) — — —
GSCO ................... — — — — —
HSBK ................... 6,417,411 (1,150,573) (3,858,830) — 1,408,008
JPHQ ................... 2,023,681 (2,023,681) — — —
MSCO ................... 621,620 (621,620) — — —
SCNY ................... — — — — —
Total ................... $24,063,901 $(18,276,605) $ (3,858,830) $(360,000) $1,568,466
$ 1
12. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Total Return Fund
(continued)
At June 30, 2022, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 40 .
13. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Templeton Global Total Return Fund
Counterparty
BNDP ................... $187,231 $— $— $(187,231) $—
BOFA .................... 52,028 (52,028) — — —
BZWS ................... — — — — —
CITI ..................... 10,138,113 (9,385,226) — (752,887) —
DBAB ................... 14,179,524 (5,043,477) — (9,136,047) —
GSCO ................... 3,723,289 — — (3,723,289) —
HSBK ................... 1,150,573 (1,150,573) — — —
JPHQ ................... 9,264,338 (2,023,681) — (7,240,657) —
MSCO ................... 738,559 (621,620) — — 116,939
SCNY ................... 67,574 — — — 67,574
Total ................... $39,501,229 $(18,276,605) $— $(21,040,111) $184,513
a
At June 30, 2022, the Fund received U.K Inflation-Linked Gilt Bonds as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
12. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Total Return Fund
(continued)
14. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Templeton Global Total Return Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Corporate Bonds ........................ — — —
a
—
Foreign Government and Agency Securities .... — 401,964,727 — 401,964,727
U.S. Government and Agency Securities ....... — 37,906,139 — 37,906,139
Escrows and Litigation Trusts ............... — — —
a
—
Options purchased ....................... — 807,051 — 807,051
Short Term Investments ................... 47,113,940 116,237,368 — 163,351,308
Total Investments in Securities ........... $47,113,940 $556,915,285 $— $604,029,225
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 23,256,850 $ — $ 23,256,850
Restricted Currency (ARS) ................. — 1,020,870 — 1,020,870
Swap contracts ......................... — 1,756,213 — 1,756,213
Total Other Financial Instruments ......... $— $26,033,933 $— $26,033,933
Receivables:
Interest (ARS) ........................... $— $469,693 $— $469,693
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 258,087 $ — $ 258,087
Forward exchange contracts ................ — 39,243,142 — 39,243,142
Swap contracts .......................... — 19,132 — 19,132
Total Other Financial Instruments ......... $— $39,520,361 $— $39,520,361
Payables:
Deferred Tax (ARS) ....................... $— $2,378 $— $2,378
a
Includes securities determined to have no value at June 30, 2022.

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Total Return Fund
(continued)
15. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SCNY
Standard Chartered Bank
Currency
ARS
Argentine Peso
BRL
Brazilian Real
CAD
Canadian Dollar
COP
Colombian Peso
EUR
Euro
GBP
British Pound
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
SGD
Singapore Dollar
THB
Thai Baht
USD
United States Dollar
Selected Portfolio
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate

Templeton Income Trust
Shareholder Information

franklintempleton.com
Semiannual Report
BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENTS
TEMPLETON INCOME TRUST
Templeton Global Total Return Fund
(Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of Templeton
Income Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment
Company Act of 1940 (Independent Trustees), reviewed and
approved the continuance of the investment management
agreement between Franklin Advisers, Inc. (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior
to the Meeting, the Independent Trustees held a virtual
contract renewal meeting at which the Independent Trustees
first conferred amongst themselves and Independent
Trustee counsel about contract renewal matters. At that
meeting, they met with senior leadership of the global
macro funds regarding the performance of the funds; and
met with management to request additional information
that the Independent Trustees reviewed and considered
at the Meeting. The Board later had an opportunity for
an expanded discussion with the leadership of the global
macro funds to hear about strategies to deliver improved
investment returns to shareholders. The Board reviewed
and considered all of the factors it deemed relevant in
approving the continuance of the Management Agreement,
including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services
provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v)
whether fee levels reflect these economies of scale for the
benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continued commitment to providing the
resources important to enhancing the investment process
of the global macro funds for the benefit of the funds and
their shareholders. The Board also acknowledged the
ongoing integration of the Legg Mason family of funds into
the FT family of funds and developing strategies to address
areas of heightened concern in the mutual fund industry,
including various regulatory initiatives and recent geopolitical concerns.

Templeton Income Trust
Shareholder Information

franklintempleton.com
Semiannual Report
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board further reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional international income funds.
The Board noted that the Fund’s annualized income return
for the one-, three-, five- and 10-year periods was above
the median and in the first quintile (best) of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the one-, three- and five-year periods was
below the median of its Performance Universe, but for the
10-year period was above the median and in the second
quintile of its Performance Universe. The Board discussed
this performance with management and management
explained that the Fund’s relative underperformance in
comparison to its Performance Universe over the reporting
periods was largely due to the Fund’s performance in
2019 and 2020. Management further explained that the
underperformance was driven by the Fund’s defensive
positioning amid the pandemic, which restrained the Fund’s
participation in the risk asset rallies in the second half of
2020. Management also explained that the Fund’s long
exposure to emerging market local currency assets and
short exposure to US Treasury duration during the three-
and five-year reporting periods detracted from the Fund’s
relative performance versus the Performance Universe.
Management further explained that after vaccines were
approved toward the end of 2020 management significantly
repositioned the Fund’s strategies back towards risk
allocations and expanded on that risk positioning throughout
2021, emphasizing specific currencies against the US
dollar and the euro, as well as local currency bonds in a
select set of emerging markets. Management reported
that this resulted in notable improvement in the Fund’s
performance for the one-year period ended January 31,
2022. Management further explained the steps the portfolio
management team is taking in an effort to improve the
Fund’s peer rankings across all reporting periods and
reduce the impact of the Fund’s relative underperformance
in 2019 and 2020. The Board noted management’s
continued confidence in the Fund’s portfolio management
team, commitment to an enhanced investment process
for the benefit of Fund shareholders and commitment to
have ongoing conversations with the Board regarding
management’s strategies for addressing the performance
of the global macro funds as a whole. Based on the
foregoing, the Board concluded that the Fund’s Management
Agreement should be continued for an additional one-
year period, and that management’s efforts and the recent
improved performance of the Fund should continue to be
closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent

Templeton Income Trust
Shareholder Information

franklintempleton.com
Semiannual Report
limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each
other fund in the Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and
six other international income funds. The Board noted
that the Management Rate was below the median and in
the first quintile (least expensive) of its Expense Group,
but the actual total expense ratio for the Fund was above
the median and in the fifth quintile (most expensive) of its
Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund had experienced a decrease in assets and would not
be expected to demonstrate additional economies of scale
in the near term, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates,
the Fund’s management fee structure provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.

Templeton Income Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may

Templeton Income Trust
Shareholder Information

franklintempleton.com
Semiannual Report
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

407 S 08/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton Global Total Return Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Global
Bond Fund
A Series of Templeton Income Trust
June 30, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
The six months ended June 30, 2022, were characterized by
challenges to the global economy in the form of the lingering economic impacts of COVID-19 and the start of Russia’s
war on Ukraine. Global economies faced commodity price
inflation, tightening financial conditions, weakening global growth, and supply chain disruptions in China. Risk assets
faced strong headwinds, and central bankers across many
countries faced the difficult choice of supporting growth or controlling rising price pressures. Sovereign bond yields rose across much of the world following higher headline inflation data and central bank policy rate hikes, and the U.S. dollar strengthened. Simultaneously, the Russia-Ukraine war
disrupted the flow of energy, food, commodities and goods,
particularly throughout Europe, while increasing both broad
geopolitical instability and the social and economic strains of refugee flight. We expect broader economic strains as
a fallout from the war. Emerging market countries that are
net importers of food and energy will be more vulnerable to
trade shocks and political turmoil stemming from elevated
commodity prices. Despite the challenging macroeconomic
environment, divergences among countries offer
opportunities for outperformance in duration, local-currency sovereign bonds and currencies, and we remain committed
to pursuing our investment objectives.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Global Bond Fund’s semiannual report includes
more detail about prevailing conditions and a discussion
about investment decisions during the period. Please
remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Michael Hasenstab, Ph.D.
Executive Vice President,
Chief Investment Officer of Templeton Global Macro
This letter reflects our analysis and opinions as of June 30,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Templeton Global Bond Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 21
Notes to Financial Statements 25
Shareholder Information 37
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Templeton Global Bond Fund
This semiannual report for Templeton Global Bond Fund
covers the period ended June 30, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks current income with capital appreciation and
growth of income. Under normal market conditions, the Fund
invests at least 80% of its net assets in bonds, predominantly those issued by governments, government-related entities
and government agencies located around the world. Bonds
include debt obligations of any maturity, such as bonds,
notes, bills and debentures.
*Includes foreign government and agency securities, money market funds and other net assets (including derivatives).
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a -6.93% cumulative total return. In comparison,
global government bonds, as measured by the Fund’s
benchmark, the FTSE World Government Bond Index
(WGBI), had a cumulative total return of -14.79% in U.S.
dollar terms for the same period.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Economic and Market Overview
The six-month period ended June 30, 2022, was
characterized by challenges to the global economy in the
form of the lingering economic impact of COVID-19, the
start of Russia’s war on Ukraine, commodity-price inflation, rising global interest rates, weakening global gross domestic product growth, and supply chain disruptions. Risk assets
faced strong headwinds resulting from tighter financial
conditions.
Sovereign bond yields rose across most of the world as
many major central banks embarked on policy rate hikes to
curb inflation. Inflation reached multi-decade highs during
the period, with added supply-side pressures coming
from disruptions to the flow of energy, food, commodities
and goods due to the war in Ukraine and the West’s
economic isolation of Russia. Supply chain disruptions were
compounded by China’s implementation of its zero-COVID
policy.
Simultaneously, global economic growth was projected to
decelerate, driven by the disruption of economic activity
and trade following Russia’s invasion of Ukraine, including
a reduction in Russia’s exports of natural gas to Germany,
the economic strains of refugee flight in Europe, volatile
and elevated commodity prices, continued supply chain
disruptions, the effect of COVID-19-related lockdowns in
China, and the reduction of policy support post-COVID-19.
The combination of above-average inflation and below-
average growth raised the spectre of stagflation reminiscent of the 1970s and created a policy dilemma for many central
bankers.
Over the period, developed market sovereign bond yields
trended higher concurrently with falling equity prices and
strength in the U.S. dollar. On the monetary front, the first half of 2022 marked the end of pandemic-era monetary
accommodation by the U.S. Federal Reserve.
Portfolio Composition
6/30/22
% of Total Net
Assets
Foreign Government and Agency Securities 57.4%
U.S. Government and Agency Securities 14.6%
Short-Term Investments & Other Net Assets* 28.0%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

Templeton Global Bond Fund
4
franklintempleton.com
Semiannual Report
Investment Strategy
We invest selectively in bonds around the world based
upon our assessment of changing market, political and
economic conditions. While seeking opportunities, we
monitor various factors including changes in interest rates, currency exchange rates and credit risks. For purposes of
pursuing its investment goals, the Fund regularly enters into various currency-related transactions involving derivative
instruments, principally currency and cross currency
forwards, but it may also use currency and currency index
futures contracts and currency options.
Manager’s Discussion
In bonds, we continued to maintain low portfolio duration,
while aiming at a high overall portfolio yield by holding
compelling risk-adjusted yields in various local-currency
bond markets, specifically in countries with resilient
economies and strong trade dynamics. We were significantly
underweight developed market duration in the U.S. and the
euro area, with a preference for the higher yields available in select emerging market local-currency bonds, notably
including Indonesia, India, Thailand, Brazil, Colombia, and
Mexico.
At the beginning of the period, the Fund was overweight
in specific currencies against the U.S. dollar (USD) and
the euro. In Asia, we held notable exposures to the South
Korean won, the Chinese yuan, the Indonesian rupiah, the
Indian rupee and the Singapore dollar, while holding an
underweight in the Japanese yen. We closed our exposure
to the Japanese yen in March 2022, thereby going further
underweight, primarily due to expected depreciation
pressures on the currency from widening rate differentials
with the U.S. In April, we exited our underweight position
in the Australian dollar which had been used to hedge
against emerging market beta risks, as we anticipated rising commodity prices to boost Australia’s terms of trade and
support its currency. In EMEA (Europe, Middle East and
Africa), the Fund held overweight positions in the Norwegian krone, the Swedish krona and the British pound against the
euro. We added a position in the British pound against the
euro in April due to expected monetary policy divergences
between the Bank of England and the European Central
Bank. In the Americas, we held long exposures to the
Brazilian real, Colombian peso and Chilean peso against
the USD, and long exposure to the Canadian dollar against
the euro. During the period, we used currency forwards and
currency options to actively manage currency exposures.
During the period, the Fund’s negative absolute performance
was primarily due to currency positions, followed by interest-
rate strategies. Sovereign credit exposures had a largely
neutral effect on absolute results. Among currencies,
positions in the South Korean won, Ghanaian cedi, Argentine
peso, Indonesian rupiah and Chinese yuan detracted from
absolute performance, while the Fund’s position in the
Brazilian real contributed. The Fund maintained a defensive
approach regarding interest rates in developed markets,
while holding duration exposures in select emerging
markets. Exposure to short- to intermediate-term U.S.
Treasuries detracted from absolute results, as did duration
exposure in Ghana. However, duration exposure in Argentina
contributed to absolute performance.
On a relative basis, the Fund’s performance fared better
than that of its benchmark index primarily due to interest-rate strategies, followed by currency positions. Sovereign credit exposures had a largely neutral effect on relative results.
Its lack of duration exposure in the euro area contributed
to relative performance, as did underweighted duration
exposures in the U.S., the U.K. and Japan. Overweighted
duration exposure in Argentina also contributed to relative
results, while duration exposure in Ghana detracted. Among
currencies, the Fund’s underweighted exposure to the euro
contributed to relative performance, as did its underweighted position in the Japanese yen and its overweighted position
in the Brazilian real. However, overweighted positions in
the South Korean won, Ghanaian cedi, Argentine peso and
Indonesian rupiah detracted from relative results.
Thank you for your continued participation in Templeton
Global Bond Fund. We look forward to serving your future
investment needs.
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho, Ph.D.
Portfolio Manager
Geographic Composition
6/30/22
% of Total
Net Assets
Asia Pacific 32.1%
Americas 26.1%
Other Europe 9.6%
Middle East & Africa 2.5%
Supranational 1.7%
Short-Term Investments & Other Net Assets 28.0%

Templeton Global Bond Fund
5
franklintempleton.com
Semiannual Report
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2022
Templeton Global Bond Fund
6
franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -6.93% -10.38%
1-Year -9.20% -12.58%
5-Year -14.66% -3.86%
10-Year +1.66% -0.22%
Advisor
6-Month -6.85% -6.85%
1-Year -9.01% -9.01%
5-Year -13.55% -2.87%
10-Year +4.26% +0.42%
See page 7 for Performance Summary footnotes.

Templeton Global Bond Fund
Performance Summary
7
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate In losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Foreign securities involve special risks, including currency fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in emerging markets involve heightened risks related to the same factors. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Investments in lower rated bonds include higher risk of default and loss of principal. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline.
Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/23. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–6/30/22)
Share Class
Net Investment
Income
A $0.2394
C $0.2213
R $0.2287
R6 $0.2581
Advisor $0.2502
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.97% 0.98%
Advisor 0.72% 0.73%

Your Fund’s Expenses
Templeton Global Bond Fund
8
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $930.70 $4.83 $1,019.79 $5.05 1.01%
C $1,000 $929.00 $6.74 $1,017.81 $7.05 1.41%
R $1,000 $929.50 $6.02 $1,018.56 $6.30 1.26%
R6 $1,000 $931.20 $2.78 $1,021.92 $2.91 0.58%
Advisor $1,000 $931.50 $3.63 $1,021.03 $3.80 0.76%

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.84 $9.80 $10.69 $11.30 $11.89 $12.00
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.42 0.41 0.59 0.59 0.56
Net realized and unrealized gains (losses) (0.80) (0.90) (0.85) (0.54) (0.44) (0.27)
Total from investment operations ........ (0.60) (0.48) (0.44) 0.05 0.15 0.29
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.24) — (0.01) (0.66) (0.74) (0.40)
Tax return of capital ................ — (0.48) (0.44) — — —
Total distributions ................... (0.24) (0.48) (0.45) (0.66) (0.74) (0.40)
Net asset value, end of period .......... $8.00 $8.84 $9.80 $10.69 $11.30 $11.89
Total return
c
....................... (6.93)% (5.06)% (4.14)% 0.35% 1.27% 2.35%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.02% 0.97% 0.93% 0.92% 0.94% 0.97%
Expenses net of waiver and payments by
affiliates .......................... 1.01% 0.96% 0.91% 0.85% 0.86% 0.90%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.01% 0.96% 0.91% 0.85% 0.86%
e
0.89%
Net investment income ............... 4.71% 4.51% 4.03% 5.27% 4.99% 4.60%
Supplemental data
Net assets, end of period (000’s) ........ $2,903,045 $3,478,172 $4,749,790 $6,514,630 $8,375,227 $9,656,645
Portfolio turnover rate ................ 5.60% 28.44% 60.07% 32.63% 19.86% 42.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.88 $9.83 $10.72 $11.33 $11.92 $12.03
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.38 0.37 0.55 0.54 0.51
Net realized and unrealized gains (losses) (0.81) (0.90) (0.85) (0.55) (0.44) (0.27)
Total from investment operations ........ (0.62) (0.52) (0.48) — 0.10 0.24
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.22) — (0.01) (0.61) (0.69) (0.35)
Tax return of capital ................ — (0.43) (0.40) — — —
Total distributions ................... (0.22) (0.43) (0.41) (0.61) (0.69) (0.35)
Net asset value, end of period .......... $8.04 $8.88 $9.83 $10.72 $11.33 $11.92
Total return
c
....................... (7.10)% (5.38)% (4.52)% 0.06% 0.86% 1.94%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.42% 1.36% 1.33% 1.32% 1.34% 1.37%
Expenses net of waiver and payments by
affiliates .......................... 1.41% 1.36%
e
1.31% 1.25% 1.26% 1.30%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.41% 1.36% 1.31% 1.25% 1.26%
f
1.29%
Net investment income ............... 4.30% 4.07% 3.65% 4.87% 4.59% 4.20%
Supplemental data
Net assets, end of period (000’s) ........ $163,555 $224,611 $682,582 $1,392,223 $2,218,852 $3,232,023
Portfolio turnover rate ................ 5.60% 28.44% 60.07% 32.63% 19.86% 42.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.84 $9.80 $10.69 $11.30 $11.89 $12.00
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.40 0.38 0.56 0.56 0.53
Net realized and unrealized gains (losses) (0.80) (0.91) (0.84) (0.54) (0.44) (0.27)
Total from investment operations ........ (0.61) (0.51) (0.46) 0.02 0.12 0.26
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.23) — (0.01) (0.63) (0.71) (0.37)
Tax return of capital ................ — (0.45) (0.42) — — —
Total distributions ................... (0.23) (0.45) (0.43) (0.63) (0.71) (0.37)
Net asset value, end of period .......... $8.00 $8.84 $9.80 $10.69 $11.30 $11.89
Total return
c
....................... (7.05)% (5.30)% (4.38)% 0.10% 1.02% 2.10%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.27% 1.22% 1.18% 1.17% 1.19% 1.22%
Expenses net of waiver and payments by
affiliates .......................... 1.26% 1.21% 1.16% 1.10% 1.11% 1.15%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.26% 1.21% 1.16% 1.10% 1.11%
e
1.14%
Net investment income ............... 4.46% 4.26% 3.79% 5.02% 4.74% 4.35%
Supplemental data
Net assets, end of period (000’s) ........ $114,793 $137,543 $170,554 $208,853 $239,671 $274,295
Portfolio turnover rate ................ 5.60% 28.44% 60.07% 32.63% 19.86% 42.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.80 $9.75 $10.64 $11.25 $11.85 $11.96
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.45 0.45 0.62 0.63 0.61
Net realized and unrealized gains (losses) (0.80) (0.89) (0.85) (0.53) (0.45) (0.27)
Total from investment operations ........ (0.58) (0.44) (0.40) 0.09 0.18 0.34
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.26) — (0.01) (0.70) (0.78) (0.45)
Tax return of capital ................ — (0.51) (0.48) — — —
Total distributions ................... (0.26) (0.51) (0.49) (0.70) (0.78) (0.45)
Net asset value, end of period .......... $7.96 $8.80 $9.75 $10.64 $11.25 $11.85
Total return
c
....................... (6.88)% (4.59)% (3.79)% 0.73% 1.57% 2.79%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.63% 0.63% 0.58% 0.57% 0.59% 0.55%
Expenses net of waiver and payments by
affiliates .......................... 0.58% 0.58% 0.54% 0.48% 0.49% 0.48%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.58% 0.58% 0.54% 0.48% 0.49%
e
0.47%
Net investment income ............... 5.14% 4.85% 4.42% 5.64% 5.36% 5.02%
Supplemental data
Net assets, end of period (000’s) ........ $781,799 $944,502 $2,273,175 $4,407,299 $4,084,816 $3,870,342
Portfolio turnover rate ................ 5.60% 28.44% 60.07% 32.63% 19.86% 42.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.80 $9.75 $10.64 $11.25 $11.85 $11.96
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.44 0.43 0.61 0.61 0.59
Net realized and unrealized gains (losses) (0.80) (0.89) (0.84) (0.54) (0.44) (0.27)
Total from investment operations ........ (0.59) (0.45) (0.41) 0.07 0.17 0.32
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.25) — (0.01) (0.68) (0.77) (0.43)
Tax return of capital ................ — (0.50) (0.47) — — —
Total distributions ................... (0.25) (0.50) (0.48) (0.68) (0.77) (0.43)
Net asset value, end of period .......... $7.96 $8.80 $9.75 $10.64 $11.25 $11.85
Total return
c
....................... (6.85)% (4.74)% (3.92)% 0.60% 1.44% 2.62%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.77% 0.72% 0.69% 0.67% 0.69% 0.72%
Expenses net of waiver and payments by
affiliates .......................... 0.76% 0.71% 0.66% 0.60% 0.61% 0.65%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.76% 0.71% 0.66% 0.60% 0.61%
e
0.64%
Net investment income ............... 4.95% 4.74% 4.31% 5.52% 5.24% 4.85%
Supplemental data
Net assets, end of period (000’s) ........ $2,723,794 $3,641,639 $ 7,050,610 $14,244,707 $18,506,219 $20,808,794
Portfolio turnover rate ................ 5.60% 28.44% 60.07% 32.63% 19.86% 42.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Schedule of Investments (unaudited), June 30, 2022
Templeton Global Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 57.4%
Argentina 2.2%
a
Argentina BONCER ,
Index Linked, 1.4%, 3/25/23 ....... 13,584,727,120 ARS $ 50,799,552
Index Linked, 1.5%, 3/25/24 ....... 18,646,414,533 ARS 58,550,491
Argentina Government Bond ,
16%, 10/17/23 ................. 5,986,154,700 ARS 14,009,821
15.5%, 10/17/26 ................ 18,801,412,000 ARS 21,998,048
145,357,912
Brazil 0.6%
Brazil Notas do Tesouro Nacional, 10%,
1/01/27 ...................... 216,080,000 BRL 37,598,350
Colombia 5.3%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 6,831,000,000 COP 1,572,734
Senior Bond, 9.85%, 6/28/27 ...... 10,884,000,000 COP 2,583,927
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 416,163,000,000 COP 100,090,875
B, 6.25%, 11/26/25 .............. 126,303,000,000 COP 26,735,011
B, 7.5%, 8/26/26 ............... 385,951,200,000 COP 83,089,848
B, 5.75%, 11/03/27 .............. 91,769,000,000 COP 17,509,322
B, 6%, 4/28/28 ................. 294,498,100,000 COP 55,787,749
B, 7.75%, 9/18/30 .............. 258,536,800,000 COP 50,642,399
B, 7%, 6/30/32 ................. 79,255,000,000 COP 14,171,860
352,183,725
Ghana 2.5%
Ghana Government Bond ,
19.75%, 3/25/24 ................ 186,550,000 GHS 20,559,827
19%, 11/02/26 ................. 868,065,000 GHS 79,308,200
19.75%, 3/15/32 ................ 840,925,000 GHS 67,864,506
Senior Note, 18.3%, 3/02/26 ...... 6,300,000 GHS 586,798
168,319,331
India 4.6%
India Government Bond ,
8.2%, 9/24/25 ................. 320,200,000 INR 4,184,920
7.59%, 1/11/26 ................. 4,022,000,000 INR 51,664,187
7.27%, 4/08/26 ................ 1,448,000,000 INR 18,403,252
8.33%, 7/09/26 ................ 8,401,000,000 INR 110,582,682
7.26%, 1/14/29 ................ 6,911,000,000 INR 87,090,940
Senior Note, 5.22%, 6/15/25 ...... 2,124,000,000 INR 25,685,673
Senior Note, 5.15%, 11/09/25 ...... 622,300,000 INR 7,438,787
305,050,441
Indonesia 9.6%
Indonesia Government Bond ,
FR39, 11.75%, 8/15/23 .......... 641,965,000,000 IDR 46,509,767
FR40, 11%, 9/15/25 ............. 532,795,000,000 IDR 40,834,682
FR44, 10%, 9/15/24 ............. 248,790,000,000 IDR 18,387,497
FR46, 9.5%, 7/15/23 ............ 3,202,089,000,000 IDR 225,740,020
FR59, 7%, 5/15/27 .............. 502,090,000,000 IDR 34,629,802
FR70, 8.375%, 3/15/24 .......... 2,197,357,000,000 IDR 155,463,284
FR81, 6.5%, 6/15/25 ............ 162,429,000,000 IDR 11,192,037

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Indonesia (continued)
Indonesia Government Bond,
(continued)
FR86, 5.5%, 4/15/26 ............ 1,712,391,000,000 IDR $ 112,933,322
645,690,411
Mexico 3.4%
Mexican Bonos Desarr Fixed Rate, M,
Senior Bond, 8%, 12/07/23 ........ 4,627,572,000 MXN 225,731,329
Norway 8.3%
b
Norway Government Bond ,
Senior Bond, 144A, Reg S, 2%,
5/24/23 ...................... 1,700,983,000 NOK 172,163,133
Senior Bond, 144A, Reg S, 3%,
3/14/24 ...................... 2,921,308,000 NOK 297,604,495
Senior Bond, 144A, Reg S, 1.75%,
3/13/25 ...................... 890,910,000 NOK 87,657,106
557,424,734
South Korea 14.8%
Korea Monetary Stabilization Bond ,
Senior Note, 0.87%, 2/02/23 ...... 94,950,000,000 KRW 73,045,353
Senior Note, 0.905%, 4/02/23 ...... 183,420,000,000 KRW 140,609,999
Korea Treasury Bond ,
2.25%, 9/10/23 ................ 13,848,000,000 KRW 10,632,557
0.875%, 12/10/23 ............... 247,523,000,000 KRW 185,601,500
1.875%, 3/10/24 ................ 239,662,000,000 KRW 181,447,649
1.375%, 9/10/24 ................ 385,853,010,000 KRW 285,904,513
3%, 9/10/24 ................... 146,030,000,000 KRW 112,049,740
989,291,311
Supranational 1.7%
c
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 2,473,000,000 MXN 116,180,721
Thailand 3.1%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 3,255,070,000 THB 90,104,459
1%, 6/17/27 ................... 2,318,690,000 THB 61,236,420
Senior Note, 0.66%, 11/22/23 ...... 1,957,120,000 THB 54,891,066
206,231,945
United Kingdom 1.3%
b
United Kingdom Gilt, Reg S, 0.125%,
1/31/23 ...................... 73,872,000 GBP 89,147,481
Total Foreign Government and Agency Securities (Cost $6,040,489,555) ...........
3,838,207,691
U.S. Government and Agency Securities 14.6%
United States 14.6%
U.S. Treasury Notes ,
2.875%, 5/31/25 ................ 37,950,000 37,795,828
2.625%, 12/31/25 ............... 418,885,000 413,084,424
1.625%, 2/15/26 ................ 226,420,000 215,267,047
2.125%, 5/31/26 ................ 103,431,000 99,946,264

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities
(continued)
United States (continued)
U.S. Treasury Notes, (continued)
1.625%, 10/31/26 ............... 226,430,000 $ 213,312,980
979,406,543
Total U.S. Government and Agency Securities (Cost $1,054,880,268) ..............
979,406,543
Total Long Term Investments (Cost $7,095,369,823) .............................
4,817,614,234
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.1%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, September Strike
Price 21.67 MXN, Expires 9/27/22 .. 1 77,693,000 685,313
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 102,286,100 2,281,749
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 102,284,100 2,009,542
4,976,604
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, July Strike Price
19.19 MXN, Expires 7/21/22 ....... 1 137,641,000 42,214
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.41 MXN, Expires 8/11/22 .. 1 30,993,000 66,491
Foreign Exchange USD/MXN,
Counterparty CITI, July Strike Price
19.88 MXN, Expires 7/21/22 ....... 1 137,641,000 601,122
709,827
Total Options Purchased (Cost $21,822,656) ....................................
5,686,431
Short Term Investments 25.5%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 16.3%
Brazil 8.7%
d
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 398,720,000 BRL 63,020,238
7/01/24 ...................... 1,240,310,000 BRL 185,185,103
1/01/25 ...................... 2,370,780,000 BRL 335,033,681
583,239,022

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Singapore 4.6%
d
Singapore Treasury Bills ,
8/12/22 ...................... 36,540,000 SGD $ 26,238,788
8/19/22 ...................... 353,020,000 SGD 253,393,256
1/24/23 ...................... 34,850,000 SGD 24,773,071
304,405,115
United Kingdom 3.0%
d
United Kingdom Treasury Bills ,
7/11/22 ...................... 46,288,000 GBP 56,319,471
7/25/22 ...................... 23,611,000 GBP 28,716,492
8/01/22 ...................... 37,599,000 GBP 45,720,055
10/24/22 ..................... 57,117,000 GBP 69,178,522
199,934,540
Total Foreign Government and Agency Securities (Cost $1,157,089,608) ...........
1,087,578,677
Shares
Money Market Funds 9.2%
United States 9.2%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ......... 616,034,253 616,034,253
Total Money Market Funds (Cost $616,034,253) .................................
616,034,253
a a a a a
Total Short Term Investments (Cost $1,773,123,861 ) .............................
1,703,612,930
a a a
Total Investments (Cost $8,890,316,340) 97.6% ..................................
$6,526,913,595
Options Written (0.0)%
†
......................................................
(1,336,977)
Other Assets, less Liabilities 2.4% .............................................
161,408,934
Net Assets 100.0% ...........................................................
$6,686,985,552
a a a
a
Number of
Contracts
Notional
Amount
#
g
Options Written (0.0)%
†
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.06 MXN, Expires 8/11/22 .. 1 30,993,000 (66,660)
Foreign Exchange USD/MXN,
Counterparty CITI, September Strike
Price 23.09 MXN, Expires 9/27/22 .. 1 38,848,000 (127,058)
(193,718)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, July Strike Price
19.60 MXN, Expires 7/21/22 ....... 1 275,287,000 (414,588)

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
g
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.50 MXN, Expires 8/11/22 .. 1 30,993,000 $ (728,671)
(1,143,259)
Total Options Written (Premiums received $4,254,034) ...........................
$ (1,336,977)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Redemption price at maturity is adjusted for inflation. See Note 1(g).
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $646,572,215, representing 9.7% of net assets.
c
A supranational organization is an entity formed by two or more central governments through international treaties.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding written options.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
At June 30, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. DBAB Sell 91,640,825 946,200,680 SEK 7/06/22 $ — $ (3,543,240)
Swedish Krona ..... DBAB Sell 946,200,680 88,254,286 EUR 7/06/22 — (5,755)
Indian Rupee ...... HSBK Buy 2,559,257,100 33,405,434 7/11/22 — (1,014,527)
Chinese Yuan ...... CITI Buy 856,161,690 132,845,347 7/12/22 — (4,930,988)
Chinese Yuan ...... HSBK Buy 927,022,870 144,200,674 7/18/22 — (5,710,718)
Euro ............. DBAB Sell 16,012,892 157,994,402 NOK 7/19/22 — (750,185)
Euro ............. DBAB Sell 112,944,895 1,135,435,030 SEK 7/19/22 — (7,425,324)
Euro ............. JPHQ Sell 167,269,437 1,649,025,750 NOK 7/19/22 — (7,975,669)
Norwegian Krone ... DBAB Sell 157,994,402 15,894,505 EUR 7/19/22 626,009 —
Norwegian Krone ... JPHQ Sell 1,649,025,750 166,060,849 EUR 7/19/22 6,707,985 —
Japanese Yen ...... CITI Buy 22,495,124,025 198,709,211 7/20/22 — (32,791,161)
Japanese Yen ...... CITI Sell 22,495,124,025 198,007,653 7/20/22 32,089,602 —
South Korean Won .. JPHQ Buy 37,708,300,000 31,584,136 7/21/22 — (2,320,648)
Euro ............. CITI Buy 14,400,000 15,269,760 7/26/22 — (158,480)
Euro ............. CITI Sell 114,670,000 134,306,091 7/26/22 13,972,028 —
Indian Rupee ...... JPHQ Buy 4,614,943,200 60,603,325 7/27/22 — (2,286,789)
South Korean Won .. DBAB Buy 73,188,000,000 59,357,664 7/28/22 — (2,554,115)
Chilean Peso ...... GSCO Buy 23,075,149,700 26,767,763 7/29/22 — (1,740,617)
Chilean Peso ...... JPHQ Buy 29,488,000,000 35,329,779 8/02/22 — (3,372,601)
South Korean Won .. BNDP Buy 115,172,700,000 90,988,071 8/02/22 — (1,592,173)
Euro ............. HSBK Sell 354,541,815 511,912,995 CAD 8/03/22 25,407,568 —
South Korean Won .. CITI Buy 73,606,900,000 61,359,536 8/03/22 — (4,225,714)
Australian Dollar .... CITI Buy 7,000,000 5,172,580 8/08/22 — (339,514)
Australian Dollar .... CITI Sell 7,000,000 5,010,040 8/08/22 176,974 —
Chilean Peso ...... GSCO Buy 19,040,583,935 22,686,267 8/08/22 — (2,078,472)
Chilean Peso ...... JPHQ Buy 33,537,277,800 40,653,710 8/08/22 — (4,356,012)
Australian Dollar .... JPHQ Buy 62,696,000 46,310,902 8/11/22 — (3,021,885)
Australian Dollar .... JPHQ Sell 62,696,000 44,883,985 8/11/22 1,594,968 —
Chilean Peso ...... GSCO Buy 11,267,220,000 12,869,028 8/16/22 — (696,870)
Euro ............. DBAB Sell 64,429,949 675,857,278 SEK 8/17/22 — (1,546,594)
Chilean Peso ...... GSCO Buy 20,158,326,990 23,250,665 8/19/22 — (1,488,381)
Mexican Peso ...... CITI Sell 12,123,650 601,999 8/31/22 5,650 —
Mexican Peso ...... MSCO Sell 962,975,000 45,959,909 8/31/22 — (1,407,754)
Chilean Peso ...... GSCO Buy 19,189,570,000 23,106,045 9/02/22 — (2,456,551)
Chilean Peso ...... GSCO Buy 19,189,599,252 22,808,105 9/06/22 — (2,175,947)
Euro ............. DBAB Sell 88,093,240 946,200,680 SEK 9/06/22 — (2,054)
Euro ............. DBAB Sell 124,592,990 1,315,540,000 SEK 9/19/22 — (2,276,686)
Euro ............. JPHQ Sell 2,104,965 20,934,300 NOK 9/19/22 — (88,992)
Norwegian Krone ... JPHQ Sell 20,934,300 2,101,669 EUR 9/19/22 85,518 —
Australian Dollar .... CITI Buy 87,210,200 64,491,071 9/21/22 — (4,254,899)
Australian Dollar .... CITI Sell 87,210,200 63,854,611 9/21/22 3,618,439 —
Chilean Peso ...... GSCO Buy 33,581,830,440 40,181,700 9/21/22 — (4,185,470)
Chinese Yuan ...... BOFA Buy 657,155,720 97,732,855 9/21/22 396,897 —
Chinese Yuan ...... HSBK Buy 933,091,780 139,018,338 9/21/22 315,557 —
New Zealand Dollar . BOFA Buy 56,380,000 35,288,242 9/21/22 — (111,524)
New Zealand Dollar . CITI Buy 66,290,000 45,109,815 9/21/22 — (3,750,031)
New Zealand Dollar . JPHQ Buy 181,180,000 123,541,207 9/21/22 — (10,499,034)
South Korean Won .. BNDP Buy 263,744,500,000 203,283,825 9/21/22 1,735,589 —
South Korean Won .. MSCO Buy 52,490,000,000 40,411,117 9/21/22 391,512 —
Euro ............. CITI Sell 247,200,000 276,406,680 9/22/22 15,853,895 —
Euro ............. HSBK Sell 256,580,000 286,864,137 9/22/22 16,424,682 —
Indian Rupee ...... JPHQ Buy 4,628,008,500 60,068,901 10/07/22 — (1,976,084)
Chilean Peso ...... GSCO Buy 7,546,330,000 9,094,813 10/11/22 — (1,037,045)

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Indian Rupee ...... JPHQ Buy 2,823,969,900 36,705,919 10/11/22 $ — $ (1,271,440)
Euro ............. DBAB Sell 148,217,960 1,532,958,929 SEK 10/12/22 — (5,959,861)
Indian Rupee ...... CITI Buy 2,857,906,500 37,125,312 10/12/22 — (1,268,356)
Euro ............. BZWS Sell 69,550,000 76,188,547 10/25/22 2,675,546 —
Euro ............. DBAB Sell 90,939,000 99,487,107 10/25/22 3,366,347 —
Chilean Peso ...... JPHQ Buy 17,871,274,547 21,562,831 10/26/22 — (2,530,657)
Euro ............. HSBK Sell 150,541,304 206,348,472 CAD 11/03/22 1,103,258 —
Mexican Peso ...... MSCO Sell 1,191,004,000 58,682,867 12/06/22 1,194,577 —
Chinese Yuan ...... BOFA Buy 1,188,701,030 177,965,241 12/08/22 — (334,849)
Chinese Yuan ...... CITI Buy 841,154,240 126,070,389 12/08/22 — (374,731)
Chinese Yuan ...... JPHQ Buy 588,157,946 87,980,426 12/09/22 — (89,592)
Chilean Peso ...... JPHQ Buy 17,871,325,453 19,478,284 12/27/22 — (653,863)
Mexican Peso ...... MSCO Sell 852,385,000 39,019,684 12/27/22 — (1,951,282)
Euro ............. DBAB Sell 91,387,000 100,708,824 1/25/23 3,343,413 —
Chilean Peso ...... GSCO Buy 12,107,880,000 14,335,638 3/07/23 — (1,712,871)
Euro ............. BZWS Sell 32,638,000 36,250,863 4/25/23 1,252,268 —
Mexican Peso ...... CITI Sell 522,579,750 22,751,029 10/23/23 — (975,269)
Total Forward Exchange Contracts ................................................... $132,338,282 $(147,271,274)
Net unrealized appreciation (depreciation) ............................................ $(14,932,992)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  10  regarding other derivative information.
See Abbreviations on page 36 .

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
Templeton
Global Bond
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $8,274,282,087
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 616,034,253
Value - Unaffiliated issuers .................................................................. $5,910,879,342
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 616,034,253
Cash .................................................................................... 362,349
Restricted cash for OTC derivative contracts (Note 1d) ............................................... 40,491,750
Restricted currency, at value (cost $53,411,684) (Note 1e) ............................................ 44,480,500
Foreign currency, at value (cost $6,108,103) ...................................................... 6,036,112
Receivables:
Capital shares sold ........................................................................ 6,754,052
Interest ................................................................................. 77,591,415
Deposits with brokers for:
OTC derivative contracts .................................................................. 76,400,486
Unrealized appreciation on OTC forward exchange contracts .......................................... 132,338,282
Total assets .......................................................................... 6,911,368,541
Liabilities:
Payables:
Investment securities purchased .............................................................. 3,683
Capital shares redeemed ................................................................... 21,604,446
Management fees ......................................................................... 2,691,102
Distribution fees .......................................................................... 755,854
Transfer agent fees ........................................................................ 3,900,464
Trustees' fees and expenses ................................................................. 89,908
Deposits from brokers for:
OTC derivative contracts .................................................................. 40,491,750
Options written, at value (premiums received $4,254,034) ............................................ 1,336,977
Unrealized depreciation on OTC forward exchange contracts .......................................... 147,271,274
Deferred tax ............................................................................... 1,563,189
Accrued expenses and other liabilities ........................................................... 4,674,342
Total liabilities ......................................................................... 224,382,989
Net assets, at value ................................................................. $6,686,985,552
Net assets consist of:
Paid-in capital ............................................................................. $11,552,192,184
Total distributable earnings (losses) ............................................................. (4,865,206,632)
Net assets, at value ................................................................. $6,686,985,552

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
Templeton
Global Bond
Fund
Class A:
Net assets, at value ....................................................................... $2,903,045,459
Shares outstanding ........................................................................ 362,849,423
Net asset value per share
a
.................................................................. $8.00
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $8.31
Class C:
Net assets, at value ....................................................................... $163,554,574
Shares outstanding ........................................................................ 20,347,826
Net asset value and maximum offering price per share
a
............................................. $8.04
Class R:
Net assets, at value ....................................................................... $114,792,806
Shares outstanding ........................................................................ 14,346,685
Net asset value and maximum offering price per share ............................................. $8.00
Class R6:
Net assets, at value ....................................................................... $781,798,588
Shares outstanding ........................................................................ 98,264,361
Net asset value and maximum offering price per share ............................................. $7.96
Advisor Class:
Net assets, at value ....................................................................... $2,723,794,125
Shares outstanding ........................................................................ 342,159,753
Net asset value and maximum offering price per share ............................................. $7.96
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
Templeton
Global Bond
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $360,939
Interest: (net of foreign taxes of $5,147,939)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 53,793,787
Paid in cash
a
........................................................................... 161,877,086
Total investment income ................................................................... 216,031,812
Expenses:
Management fees (Note 3 a ) ................................................................... 18,608,431
Distribution fees: (Note 3c )
    Class A ................................................................................ 4,026,458
    Class C ................................................................................ 634,325
    Class R ................................................................................ 317,141
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 3,344,519
    Class C ................................................................................ 202,803
    Class R ................................................................................ 131,722
    Class R6 ............................................................................... 278,986
    Advisor Class ............................................................................ 3,279,007
Custodian fees ............................................................................. 1,089,527
Reports to shareholders fees .................................................................. 750,463
Registration and filing fees .................................................................... 71,323
Professional fees ........................................................................... 206,169
Trustees' fees and expenses .................................................................. 466,142
Other .................................................................................... 219,013
Total expenses ......................................................................... 33,626,029
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (747,102)
Net expenses ......................................................................... 32,878,927
Net investment income ................................................................ 183,152,885
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $5,933,811)
Unaffiliated issuers ...................................................................... (240,157,450)
Written options ........................................................................... 16,581,803
Foreign currency transactions ................................................................ (17,496,661)
Forward exchange contracts ................................................................. (10,179,595)
Net realized gain (loss) .................................................................. (251,251,903)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (417,583,625)
Translation of other assets and liabilities denominated in foreign currencies .............................. (10,893,635)
Written options ........................................................................... (12,660,286)
Forward exchange contracts ................................................................. (9,356,174)
Change in deferred taxes on unrealized appreciation ............................................... 8,120,061
Net change in unrealized appreciation (depreciation) ............................................ (442,373,659)
Net realized and unrealized gain (loss) ............................................................ (693,625,562)
Net increase (decrease) in net assets resulting from operations .......................................... $(510,472,677)
a
Includes amortization of premium and accretion of discount.

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.
24
Templeton Global Bond Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $183,152,885 $540,121,289
Net realized gain (loss) ................................................. (251,251,903) (2,006,022,254)
Net change in unrealized appreciation (depreciation) ........................... (442,373,659) 855,771,203
Net increase (decrease) in net assets resulting from operations ................ (510,472,677) (610,129,762)
Distributions to shareholders:
Class A ............................................................. (89,462,749) —
Class C ............................................................. (4,924,398) —
Class R ............................................................. (3,367,224) —
Class R6 ............................................................ (25,816,253) —
Advisor Class ........................................................ (91,189,477) —
Distributions to shareholders from tax return of capital:
Class A ............................................................. — (209,944,924)
Class C ............................................................. — (19,709,087)
Class R ............................................................. — (7,458,286)
Class R6 ............................................................ — (81,909,746)
Advisor Class ........................................................ — (292,507,439)
Total distributions to shareholders .......................................... (214,760,101) (611,529,482)
Capital share transactions: (Note 2 )
Class A ............................................................. (263,790,692) (843,885,623)
Class C ............................................................. (42,880,979) (412,473,388)
Class R ............................................................. (10,514,763) (17,094,511)
Class R6 ............................................................ (79,922,835) (1,171,294,552)
Advisor Class ........................................................ (617,138,838) (2,833,837,735)
Total capital share transactions ............................................ (1,014,248,107) (5,278,585,809)
Net increase (decrease) in net assets ................................... (1,739,480,885) (6,500,245,053)
Net assets:
Beginning of period ..................................................... 8,426,466,437 14,926,711,490
End of period .......................................................... $6,686,985,552 $8,426,466,437

Templeton Income Trust
25
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Templeton Global Bond Fund
1. Organization and Significant Accounting Policies
Templeton Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
Global Bond Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R,
Class R6 and Advisor Class. Class C shares automatically
convert to Class A shares on a monthly basis, after they
have been held for 8 years. Each class of shares may
differ by its initial sales load, contingent deferred sales
charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated

Templeton Income Trust
Notes to Financial Statements (unaudited)
26
franklintempleton.com
Semiannual Report
Templeton Global Bond Fund
(continued)
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
27
franklintempleton.com
Semiannual Report
Templeton Global Bond Fund
(continued)
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 10 regarding other derivative information.
d. Restricted Cash
At June 30, 2022, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s custodian and is reflected in the Statement of Assets and Liabilities.
e. Restricted Currency
At June 30, 2022, the Fund held currencies in certain
markets in which the ability to repatriate such currency is
limited. As a result of such limitations on repatriation, the
Fund may incur substantial delays in gaining access to these assets and may be exposed to potential adverse movements
in currency value.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
28
franklintempleton.com
Semiannual Report
Templeton Global Bond Fund
(continued)
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statement of Operations.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 12,965,386 $112,108,477 61,352,126 $571,486,366
Shares issued in reinvestment of distributions .......... 9,852,392 84,117,424 21,080,149 195,552,208
Shares redeemed ............................... (53,243,799) (460,016,593) (173,852,402) (1,610,924,197)
Net increase (decrease) .......................... (30,426,021) $(263,790,692) (91,420,127) $(843,885,623)
Class C Shares:
Shares sold ................................... 569,211 $4,938,453 1,917,322 $17,969,247
Shares issued in reinvestment of distributions .......... 560,379 4,812,776 2,051,987 19,259,827
Shares redeemed
a
.............................. (6,067,769) (52,632,208) (48,119,953) (449,702,462)
Net increase (decrease) .......................... (4,938,179) $(42,880,979) (44,150,644) $(412,473,388)
Class R Shares:
Shares sold ................................... 1,113,631 $9,610,693 3,459,188 $32,312,942
Shares issued in reinvestment of distributions .......... 392,259 3,349,661 798,274 7,402,232
Shares redeemed ............................... (2,709,950) (23,475,117) (6,110,531) (56,809,685)
Net increase (decrease) .......................... (1,204,060) $(10,514,763) (1,853,069) $(17,094,511)
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
29
franklintempleton.com
Semiannual Report
Templeton Global Bond Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective investment management fee rate was 0.493% of the
Fund’s average daily net assets.
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class R6 Shares:
Shares sold ................................... 11,407,853 $98,008,570 38,421,013 $362,388,556
Shares issued in reinvestment of distributions .......... 2,682,489 22,785,424 7,914,365 73,490,988
Shares redeemed ............................... (23,193,392) (200,716,829) (172,067,560) (1,607,174,096)
Net increase (decrease) .......................... (9,103,050) $(79,922,835) (125,732,182) $(1,171,294,552)
Advisor Class Shares:
Shares sold ................................... 45,078,471 $389,420,103 138,423,255 $1,290,069,401
Shares issued in reinvestment of distributions .......... 9,752,965 82,906,131 28,836,253 266,893,652
Shares redeemed ............................... (126,452,160) (1,089,465,072) (476,325,785) (4,390,800,788)
Net increase (decrease) .......................... (71,620,724) $(617,138,838) (309,066,277) $(2,833,837,735)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.650% Up to and including $200 million
0.585% Over $200 million, up to and including $700 million
0.550% Over $700 million, up to and including $1.2 billion
0.525% Over $1.2 billion, up to and including $1.3 billion
0.475% Over $1.3 billion, up to and including $35 billion
0.470% Over $35 billion, up to and including $50 billion
0.465% Over $50 billion, up to and including $65 billion
0.460% Over $65 billion, up to and including $80 billion
0.455% In excess of $80 billion
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
30
franklintempleton.com
Semiannual Report
Templeton Global Bond Fund
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2022, the Fund paid transfer agent fees of $7,237,037, of which $2,218,127 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Class A .................................................................................... 0.25%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $13,215
CDSC retained .............................................................................. $17,930
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
31
franklintempleton.com
Semiannual Report
Templeton Global Bond Fund
(continued)
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2023.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
 At December 31, 2021, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2021, the Fund deferred late-year ordinary losses of $77,284,473.
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, foreign capital gains tax, bond discounts and premiums, tax straddles and inflation related adjustments on foreign securities.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $ 509,242,008 $ 1,518,454,500 $ (1,411,662,255) $ — $ — $ 616,034,253 616,034,253 $ 360,939
Total Affiliated Securities ... $509,242,008 $1,518,454,500 $(1,411,662,255) $— $— $616,034,253 $360,939
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $26,605,105
Long term ................................................................................ 2,149,582,805
Total capital loss carryforwards ............................................................... $2,176,187,910
Cost of investments .......................................................................... $8,818,180,741
Unrealized appreciation ........................................................................ $355,406,066
Unrealized depreciation ........................................................................ (2,662,943,182)
Net unrealized appreciation (depreciation) .......................................................... $(2,307,537,116)
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
32
franklintempleton.com
Semiannual Report
Templeton Global Bond Fund
(continued)
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, aggregated
$354,104,703 and $1,494,042,206, respectively.
6. Credit Risk
At June 30, 2022, the Fund had 15.0% of its portfolio invested in high yield securities or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At June 30, 2022, the Fund had 2.9% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in
Argentina could continue to affect the value of the Fund's holdings.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Other Derivative Information
At June 30, 2022, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Bond Fund
Foreign exchange contracts ..
Investments in securities, at value $ 5,686,431
a
Options written, at value $ 1,336,977

Templeton Income Trust
Notes to Financial Statements (unaudited)
33
franklintempleton.com
Semiannual Report
Templeton Global Bond Fund
(continued)
For the period ended June 30, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2022, the average month end notional amount of options represented $1,516,870,086. The average month end contract value of forward exchange contracts was $7,265,222,587.
At June 30, 2022, OTC derivative assets and liabilities are as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Bond Fund (continued)
Unrealized appreciation on OTC
forward exchange contracts
$ 132,338,282 Unrealized depreciation on OTC
forward exchange contracts
$ 147,271,274
Total .................... $138,024,713 $148,608,251
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Global Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Investments $(29,290,110)
a
Investments $17,298,810
a
Written options 16,581,803 Written options (12,660,286)
Forward exchange contracts (10,179,595) Forward exchange contracts (9,356,174)
Total ....................... $(22,887,902) $(4,717,650)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Bond Fund
Derivatives
Forward exchange contracts ............................. $ 132,338,282 $ 147,271,274
Options purchased ..................................... 5,686,431 —
Options written ........................................ — 1,336,977
Total ............................................. $138,024,713 $148,608,251
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
34
franklintempleton.com
Semiannual Report
Templeton Global Bond Fund
(continued)
At June 30, 2022, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
At June 30, 2022, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton Global Bond Fund
Counterparty
BNDP ................... $1,735,589 $(1,592,173) $— $— $143,416
BOFA .................... 396,897 (396,897) — — —
BZWS ................... 3,927,814 — (3,069,918) — 857,896
CITI ..................... 67,045,237 (53,610,789) — (12,540,000) 894,448
DBAB ................... 7,335,769 (7,335,769) — — —
GSCO ................... — — — — —
HSBK ................... 43,251,065 (6,725,245) (5,797,717) (27,951,750) 2,776,353
JPHQ ................... 8,388,471 (8,388,471) — — —
MSCO ................... 5,943,871 (4,154,367) — — 1,789,504
Total ................... $138,024,713 $(82,203,711) $ (8,867,635) $(40,491,750) $6,461,617
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Templeton Global Bond Fund
Counterparty
BNDP ................... $1,592,173 $(1,592,173) $— $— $—
BOFA .................... 446,373 (396,897) — (49,476) —
BZWS ................... — — — — —
CITI ..................... 53,610,789 (53,610,789) — — —
DBAB ................... 24,063,814 (7,335,769) — (15,490,032) 1,238,013
GSCO ................... 17,572,224 — — (17,572,224) —
HSBK ................... 6,725,245 (6,725,245) — — —
JPHQ ................... 40,443,266 (8,388,471) — (32,054,795) —
MSCO ................... 4,154,367 (4,154,367) — — —
Total ................... $148,608,251 $(82,203,711) $— $(65,166,527) $1,238,013
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
35
franklintempleton.com
Semiannual Report
Templeton Global Bond Fund
(continued)
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 36 .
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
a
At June 30, 2022, the Fund received U.S. Treasury Bonds and Notes and U.K Treasury Inflation-Linked Gilt Bonds as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
36
franklintempleton.com
Semiannual Report
Templeton Global Bond Fund
(continued)
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Global Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... $ — $ 3,838,207,691 $ — $ 3,838,207,691
U.S. Government and Agency Securities ....... — 979,406,543 — 979,406,543
Options purchased ....................... — 5,686,431 — 5,686,431
Short Term Investments ................... 616,034,253 1,087,578,677 — 1,703,612,930
Total Investments in Securities ........... $616,034,253 $5,910,879,342 $— $6,526,913,595
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 132,338,282 $ — $ 132,338,282
Restricted Currency (ARS) ................. — 44,480,500 — 44,480,500
Total Other Financial Instruments ......... $— $176,818,782 $— $176,818,782
Receivables:
Interest (ARS) ........................... $— $3,630,958 $— $3,630,958
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 1,336,977 $ — $ 1,336,977
Forward exchange contracts ................ — 147,271,274 — 147,271,274
Total Other Financial Instruments ......... $— $148,608,251 $— $148,608,251
Payables:
Deferred Tax (ARS) ....................... $— $17,119 $— $17,119
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Currency
ARS
Argentine Peso
BRL
Brazilian Real
CAD
Canadian Dollar
COP
Colombian Peso
EUR
Euro
GBP
British Pound
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
SGD
Singapore Dollar
THB
Thai Baht
USD
United States Dollar
12. Fair Value Measurements
(continued)

Templeton Income Trust
Shareholder Information
37
franklintempleton.com
Semiannual Report
BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENTS
TEMPLETON INCOME TRUST
Templeton Global Bond Fund
(Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of Templeton
Income Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment
Company Act of 1940 (Independent Trustees), reviewed and
approved the continuance of the investment management
agreement between Franklin Advisers, Inc. (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior
to the Meeting, the Independent Trustees held a virtual
contract renewal meeting at which the Independent Trustees
first conferred amongst themselves and Independent
Trustee counsel about contract renewal matters. At that
meeting, they met with senior leadership of the global
macro funds regarding the performance of the funds; and
met with management to request additional information
that the Independent Trustees reviewed and considered
at the Meeting. The Board later had an opportunity for
an expanded discussion with the leadership of the global
macro funds to hear about strategies to deliver improved
investment returns to shareholders. The Board reviewed
and considered all of the factors it deemed relevant in
approving the continuance of the Management Agreement,
including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services
provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v)
whether fee levels reflect these economies of scale for the
benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continued commitment to providing the
resources important to enhancing the investment process
of the global macro funds for the benefit of the funds and
their shareholders. The Board also acknowledged the
ongoing integration of the Legg Mason family of funds into
the FT family of funds and developing strategies to address
areas of heightened concern in the mutual fund industry,
including various regulatory initiatives and recent geopolitical concerns.

Templeton Income Trust
Shareholder Information
38
franklintempleton.com
Semiannual Report
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board further reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional international income funds.
The Board noted that the Fund’s annualized income return
for the one-, three-, five- and 10-year periods was above the medians and in the first quintile (best) of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the one-, three- and five-year periods was
below the median of its Performance Universe and for the
10-year period was equal to the median of its Performance
Universe. The Board discussed this performance with
management and management explained that the Fund’s
relative underperformance in comparison to its Performance
Universe over the reporting periods was largely due to
the Fund’s performance in 2019 and 2020. Management
further explained that the underperformance was driven by
the Fund’s defensive positioning amid the pandemic, which
restrained the Fund’s participation in the risk asset rallies in the second half of 2020. Management also explained that
the Fund’s long exposure to emerging market local currency
assets and short exposure to US Treasury duration during
the three- and five-year reporting periods detracted from
the Fund’s relative performance versus the Performance
Universe. Management further explained that after vaccines
were approved toward the end of 2020 management
significantly repositioned the Fund’s strategies back towards risk allocations and expanded on that risk positioning
throughout 2021, emphasizing specific currencies against
the US dollar and the euro, as well as local currency
bonds in a select set of emerging markets. Management
reported that this resulted in notable improvement in the
Fund’s performance for the one-year period ended January
31, 2022. Management further explained the steps the
portfolio management team is taking in an effort to improve
the Fund’s peer rankings across all reporting periods and
reduce the impact of the Fund’s relative underperformance
in 2019 and 2020. The Board noted management’s
continued confidence in the Fund’s portfolio management
team, commitment to an enhanced investment process
for the benefit of Fund shareholders and commitment to
have ongoing conversations with the Board regarding
management’s strategies for addressing the performance
of the global macro funds as a whole. Based on the
foregoing, the Board concluded that the Fund’s Management
Agreement should be continued for an additional one-
year period, and that management’s efforts and the recent
improved performance of the Fund should continue to be
closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management

Templeton Income Trust
Shareholder Information
39
franklintempleton.com
Semiannual Report
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each
other fund in the Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and
six other international income funds. The Board noted that
the Management Rate and actual total expense ratio for the
Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board concluded that
the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund had experienced a decrease in assets and would not
be expected to demonstrate additional economies of scale
in the near term, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates,
the Fund’s management fee structure provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and

Templeton Income Trust
Shareholder Information
40
franklintempleton.com
Semiannual Report
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

Templeton Income Trust
Shareholder Information
41
franklintempleton.com
Semiannual Report
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

406 S 08/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton Global Bond Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.         N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                               N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 26, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  August 26, 2022